UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number   811-22946
Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:   (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2017 – March 29, 2018

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Manager”) is pleased to present the shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (the “Fund” or “Funds”). The report covers the semiannual fiscal period ended March 29, 2018.

The investment objective for the Funds is to seek a high level of income consistent with the presentation of capital. There is no guarantee that the Funds will achieve their objective.

GPIM is responsible for the management of the Funds’ portfolio of investments. GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

ECONOMIC AND MARKET OVERVIEW (Unaudited)

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.
With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.
Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.
Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.
For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

Guggenheim Strategy Fund I

Portfolio Breakdown	% of Net Assets
Corporate Bonds	34.8%
Asset Backed Securities	30.4%
Foreign Government Debt	18.2%
Collateralized Mortgage Obligations	9.1%
Commercial Paper	7.7%
Repurchase Agreements	2.1%
Money Market Fund	0.2%
Other Assets & Liabilities, net	(2.5%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 29, 2018
	Six month (Non-annualized)	1 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund I	1.07%	2.22%	1.62%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	1.19%	1.05%	0.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
TICP CLO II Ltd., 2.90%	2.5%
West CLO 2014-1 Ltd., 2.65%	2.4%
Flagship CLO, 2.97%	2.3%
Seneca Park CLO Limited, 2.85%	1.9%
Venture XVI CLO Ltd., 2.57%	1.8%
Tennenbaum Senior Loan Funding III LLC, 2.28%	1.6%
CSMC Series, 1.77%	1.6%
Northwoods Capital Ltd., 3.11%	1.5%
Golub Capital Partners CLO Ltd., 3.59%	1.5%
Fortress Credit Opportunities IX CLO Ltd., 2.97%	1.3%
Top Ten Total	18.4%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

Guggenheim Strategy Fund II

Portfolio Breakdown	% of Net Assets
Asset Backed Securities	42.4%
Corporate Bonds	23.4%
Foreign Government Debt	20.0%
Collateralized Mortgage Obligations	9.3%
Commercial Paper	4.9%
Repurchase Agreements	2.0%
Money Market Fund	1.2%
Other Assets & Liabilities, net	(3.2%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 29, 2018
	Six month (Non-annualized)	1 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	1.18%	2.56%	2.00%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	1.19%	1.05%	0.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
TICP CLO II-2 Ltd., 3.07%	2.0%
West CLO 2014-1Ltd., 2.65%	1.9%
Oaktree EIF II Series A2 Ltd., 2.99%	1.7%
AIMCO CLO Series, 2.84%	1.7%
Station Place Securitization Trust, 2.35%	1.6%
Telos CLO Ltd., 3.00%	1.6%
TICP CLO Ltd., 2.92%	1.6%
OHA Loan Funding Ltd., 3.19%	1.6%
Octagon Investment Partners XIX Ltd., 2.82%	1.6%
TICP CLO II Ltd., 2.90%	1.6%
Top Ten Total	16.9%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

Guggenheim Strategy Fund III

Portfolio Breakdown	% of Net Assets
Asset Backed Securities	47.1%
Corporate Bonds	18.0%
Foreign Government Debt	17.9%
Collateralized Mortgage Obligations	12.0%
Repurchase Agreements	2.8%
Commercial Paper	2.6%
Senior Floating Rate Interests	0.8%
Money Market Fund	0.5%
Other Assets & Liabilities, net	(1.7%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 29, 2018
	Six month (Non-annualized)	1 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	1.19%	2.69%	2.37%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	1.19%	1.05%	0.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
TICP CLO II-2 Ltd.	2.0%
West CLO 2014-1 Ltd., 2.65%	1.5%
Station Place Securitization Trust, 2.35%	1.4%
OZLM VIII Ltd., 2.86%	1.2%
Oaktree EIF II Series A2 Ltd., 2.99%	1.1%
Telos CLO Ltd., 3.00%	1.1%
Octagon Investment Partners XIX Ltd., 2.82%	1.1%
TICP CLO II Ltd., 2.90%	1.1%
TICP CLO Ltd., 2.92%	1.1%
OHA Loan Funding Ltd., 3.19%	1.1%
Top Ten Total	12.7%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.
W

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

Guggenheim Variable Insurance Strategy Fund III

Portfolio Breakdown	% of Net Assets
Asset Backed Securities	49.0%
Foreign Government Debt	17.9%
Corporate Bonds	16.6%
Collateralized Mortgage Obligations	12.2%
Repurchase Agreements	2.8%
Senior Floating Rate Interests	1.5%
Commercial Paper	1.5%
Money Market Fund	0.4%
Other Assets & Liabilities, net	(1.9%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 29, 2018
	Six month (Non-annualized)	1 Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	1.21%	2.75%	2.40%
Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index	1.19%	1.05%	0.36%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
TICP CLO II-2 Ltd.	2.0%
Station Place Securitization Trust, 2.35%	1.6%
OZLM VIII Ltd., 2.86%	1.5%
Oaktree EIF II Series A2 Ltd., 2.99%	1.5%
AIMCO CLO Series, 2.84%	1.5%
Octagon Investment Partners XIX Ltd., 2.82%	1.5%
Telos CLO Ltd., 3.00%	1.5%
Seneca Park CLO Limited, 2.85%	1.5%
KVK CLO Ltd., 2.90%	1.5%
OHA Loan Funding Ltd., 3.19%	1.5%
Top Ten Total	15.6%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund I	0.07%	1.07%	$1,000.00	$1,010.70	$0.35
Guggenheim Strategy Fund II	0.06%	1.18%	1,000.00	1,011.80	0.30
Guggenheim Strategy Fund III	0.07%	1.19%	1,000.00	1,011.90	0.35
Guggenheim Variable Insurance Strategy Fund III	0.12%	1.21%	1,000.00	1,012.10	0.60

Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Guggenheim Strategy Fund I	0.07%	5.00%	$1,000.00	$1,024.58	$0.35
Guggenheim Strategy Fund II	0.06%	5.00%	1,000.00	1,024.63	0.30
Guggenheim Strategy Fund III	0.07%	5.00%	1,000.00	1,024.58	0.35
Guggenheim Variable Insurance Strategy Fund III	0.12%	5.00%	1,000.00	1,024.33	0.61

1	Annualized.
2
Expenses in table 1 are equal to the Funds' annualized expense ratio, net of any applicable fee waviers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
4
Expenses in table 2 are equal to the Funds' annualized expense ratio, net of any applicable fee waviers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5	Hypothetical return for the period September 30, 2017 to March 31, 2018.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[1]	783,881	$783,881
Total Money Market Fund
(Cost $783,881)		783,881
	Face
	Amount~
CORPORATE BONDS†† - 34.8%
Financial - 26.3%
JPMorgan Chase & Co.
3.09% (3 Month USD LIBOR + 0.84%) due 03/22/19[2]	5,400,000	5,428,279
Royal Bank of Canada
2.43% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	5,400,000	5,426,441
National Bank of Canada
2.95% (3 Month USD LIBOR + 0.84%) due 12/14/18[2]	5,400,000	5,424,842
Fifth Third Bank
2.79% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	5,400,000	5,411,697
Santander UK plc
3.59% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	5,300,000	5,358,940
Morgan Stanley
3.15% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	5,300,000	5,343,293
UBS Group Funding Switzerland AG
3.50% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	3,200,000	3,315,752
3.73% (3 Month USD LIBOR + 1.44%) due 09/24/20[2,3]	1,100,000	1,124,217
Australia & New Zealand Banking Group Ltd.
2.93% (3 Month USD LIBOR + 0.66%) due 09/23/19[2,3]	4,000,000	4,024,023
3.00% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	300,000	305,122
Credit Agricole S.A.
3.04% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	4,250,000	4,307,426
Goldman Sachs Group, Inc.
2.97% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	1,790,000	1,791,017
3.02% (3 Month USD LIBOR + 0.73%) due 12/27/20[2]	1,400,000	1,406,626
3.71% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	1,050,000	1,086,495
Sumitomo Mitsui Trust Bank Ltd.
2.64% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	4,100,000	4,130,917
2.62% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	150,000	150,043
Citigroup, Inc.
2.50% (3 Month USD LIBOR + 0.79%) due 01/10/20[2]	4,000,000	4,023,380
3.68% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	250,000	255,945
Huntington National Bank
2.58% (3 Month USD LIBOR + 0.51%) due 03/10/20[2]	4,250,000	4,263,206
Citizens Bank North America/Providence RI
2.56% (3 Month USD LIBOR + 0.54%) due 03/02/20[2]	4,250,000	4,254,084
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	4,200,000	4,183,609
BNZ International Funding Ltd.
2.59% (3 Month USD LIBOR + 0.70%) due 02/21/20[2,3]	4,050,000	4,068,101
Bank of America North America
2.79% (3 Month USD LIBOR + 0.76%) due 12/07/18[2]	3,500,000	3,515,357
Sumitomo Mitsui Financial Group, Inc.
3.74% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	1,950,000	2,016,140
2.88% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,150,000	1,168,726

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 34.8% (continued)
Financial - 26.3% (continued)
Mizuho Financial Group, Inc.
3.23% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	2,250,000	$2,285,389
AvalonBay Communities, Inc.
2.15% (3 Month USD LIBOR + 0.43%) due 01/15/21[2]	2,050,000	2,050,383
Synchrony Financial
3.02% (3 Month USD LIBOR + 1.23%) due 02/03/20[2]	1,800,000	1,823,407
Mitsubishi UFJ Financial Group, Inc.
3.89% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	1,234,000	1,278,465
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[2]	1,000,000	1,001,119
Bank of America Corp.
2.40% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	800,000	802,571
Total Financial		91,025,012
Consumer, Non-cyclical - 4.0%
Express Scripts Holding Co.
2.76% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	4,250,000	4,255,103
Kraft Heinz Foods Co.
2.38% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	3,050,000	3,041,671
Allergan Funding SCS
3.33% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	2,650,000	2,681,358
CVS Health Corp.
2.69% (3 Month USD LIBOR + 0.63%) due 03/09/20[2]	1,150,000	1,154,312
2.78% (3 Month USD LIBOR + 0.72%) due 03/09/21[2]	1,050,000	1,057,890
Zimmer Biomet Holdings, Inc.
2.93% (3 Month USD LIBOR + 0.75%) due 03/19/21[2]	1,400,000	1,401,697
Total Consumer, Non-cyclical		13,592,031
Communications - 3.4%
AT&T, Inc.
3.23% (3 Month USD LIBOR + 0.93%) due 06/30/20[2]	4,100,000	4,143,128
Deutsche Telekom International Finance BV
2.31% (3 Month USD LIBOR + 0.58%) due 01/17/20[2,3]	4,100,000	4,114,753
Verizon Communications, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 05/22/20[2]	3,200,000	3,213,712
Discovery Communications LLC
2.91% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	300,000	301,418
Total Communications		11,773,011
Energy - 1.1%
Equities Corp.
2.46% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	2,200,000	2,204,378
Phillips 66
2.37% (3 Month USD LIBOR + 0.65%) due 04/15/19[2,3]	1,250,000	1,250,345
2.61% (3 Month USD LIBOR + 0.60%) due 02/26/21[2]	350,000	350,430
Total Energy		3,805,153
Total Corporate Bonds
(Cost $119,739,265)		120,195,207
ASSET-BACKED SECURITIES†† - 30.4%
Collateralized Loan Obligations - 30.4%
TICP CLO II Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	8,600,000	8,600,902
West CLO 2014-1 Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	8,400,000	8,398,249
Flagship CLO
2017-8A, 2.97% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	8,100,000	8,106,991
Seneca Park CLO Limited
2017-1A, 2.85% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	6,500,000	6,513,177
Venture XVI CLO Ltd.
2018-16A, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	6,350,000	6,347,542

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 30.4% (continued)
Collateralized Loan Obligations - 30.4% (continued)
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	5,667,484	$5,669,951
Northwoods Capital Ltd.
2017-14A, 3.11% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	5,100,000	5,103,505
Golub Capital Partners CLO Ltd.
2015-25A, 3.59% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	5,000,000	5,007,366
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	4,400,000	4,409,827
OHA Loan Funding Ltd.
2017-1A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	4,300,000	4,304,745
Vibrant CLO III Ltd.
2016-3A, 3.22% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	4,100,000	4,104,552
TICP CLO Ltd.
2017-3A, 2.92% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	4,000,000	4,002,530
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	4,000,000	3,997,572
Cent CLO LP
2017-21A, 2.97% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	3,800,000	3,807,567
TICP CLO II-2 Ltd.
2018-IIA, 3.07% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	3,700,000	3,700,000
NewMark Capital Funding CLO Ltd.
2013-1A, 3.14% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	3,606,575	3,610,548
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.90% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	2,984,092	2,984,990
KVK CLO Ltd.
2017-1A, 3.14% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	2,400,000	2,402,713
Marathon CLO V Ltd.
2017-5A, 2.76% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	2,100,000	2,095,404
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.35% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	2,000,000	2,005,237
CIFC Funding Ltd.
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	2,000,000	2,004,650
Venture XVII CLO Ltd.
2017-17A, 2.80% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	2,000,678
Regatta III Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,999,616
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.61% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	1,800,000	1,800,000
VMC Finance 2018-FL1 LLC
2018-FL1, 2.60% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	1,300,000	1,298,872
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	1,000,000
Total Collateralized Loan Obligations		105,277,184
Total Asset-Backed Securities
(Cost $105,134,023)		105,277,184
FOREIGN GOVERNMENT DEBT†† - 18.2%
Kingdom of Spain
due 04/06/18[6]	EUR 8,980,000	11,050,350
Republic of Hungary
due 05/23/18[6]	HUF 1,400,000,000	5,513,362
4.00% due 04/25/18[4]	HUF 772,000,000	3,047,535
2.50% due 06/22/18[4]	HUF 110,000,000	435,577
Total Republic of Hungary		8,996,474
Republic of France
due 04/05/18[6]	EUR 7,040,000	8,662,648

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
FOREIGN GOVERNMENT DEBT†† - 18.2% (continued)	Amount~	Value
Republic of Portugal
due 05/18/18[6]	EUR 6,680,000	$8,223,847
Government of Japan
due 06/04/18[6]	JPY 785,000,000	7,379,502
Denmark Treasury Bill
due 06/01/18[6]	DKK 43,700,000	7,220,593
Republic of Italy
due 05/31/18[6]	EUR 5,815,000	7,160,220
Kingdom of Sweden
due 04/18/18[6]	SEK 35,650,000	4,271,847
Total Foreign Government Debt
(Cost $63,123,892)		62,965,481
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.1%
Residential Mortgage Backed Securities - 7.9%
CSMC Series
2014-7R, 1.77% (WAC) due 10/27/36[2,3]	5,616,140	5,560,125
2014-2R, 1.82% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	4,479,638	4,230,611
2014-7R, 1.78% (WAC) due 12/27/37[2,3]	3,861,640	3,775,703
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	3,919,382	3,820,363
CIT Mortgage Loan Trust
2007-1, 3.22% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	3,294,137	3,310,348
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.02% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	1,072,351	1,080,386
2016-C01, 3.82% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	981,729	987,238
Towd Point Mortgage Trust
2017-5, 2.47% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	1,958,816	1,965,854
GSMSC Resecuritization Trust
2014-3R, 1.80% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	1,609,240	1,575,836
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	912,989	917,919
Total Residential Mortgage Backed Securities		27,224,383
Commercial Mortgage Backed Securities - 1.2%
Hospitality Mortgage Trust
2017-HIT, 2.56% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	4,200,000	4,207,887
Total Collateralized Mortgage Obligations
(Cost $31,380,650)		31,432,270
COMMERCIAL PAPER†† - 7.7%
Whirlpool Corp.
2.15% due 04/05/18[4]	6,000,000	5,998,500
EI du Pont de Nemours & Co.
2.07% due 04/10/18[4]	5,500,000	5,497,154
AutoZone, Inc.
2.20% due 04/09/18[4]	5,000,000	4,997,556
Molex Electronics Technologies, LLC.
2.25% due 04/10/18[4]	5,000,000	4,997,187
CBS Corp.
2.15% due 04/16/18[4]	5,000,000	4,995,521
Total Commercial Paper
(Cost $26,485,918)		26,485,918
REPURCHASE AGREEMENTS††,5 - 2.1%
Barclays
issued 03/27/18 at 2.18%
open maturity	7,353,180	7,353,180
Total Repurchase Agreements
(Cost $7,353,180)		7,353,180
Total Investments - 102.5%
(Cost $354,000,809)		$354,493,121
Other Assets & Liabilities, net - (2.5)%		(8,706,688)
Total Net Assets - 100.0%		$345,786,433

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Apprecation / Deprecation
Goldman Sachs	6,680,000	EUR	05/18/18	$ 8,341,741	$ 8,248,380	$ 93,361
Goldman Sachs	35,650,000	SEK	04/18/18	4,359,127	4,275,617	83,510
Citigroup	10,050,000	BRL	04/02/18	3,089,524	3,044,716	44,808
Citigroup	1,400,000,000	HUF	05/23/18	5,575,524	5,536,712	38,812
Deutsche Bank	825,000	EUR	04/06/18	7,201,186	7,169,188	31,998
Morgan Stanley	785,000,000	JPY	06/04/18	7,433,177	7,408,217	24,960
Deutsche Bank	4,190,000	EUR	04/05/18	5,173,476	5,156,479	16,997
Goldman Sachs	3,150,000	BRL	04/02/18	966,523	954,314	12,209
Goldman Sachs	5,815,000	EUR	05/31/18	7,199,377	7,187,173	12,204
Goldman Sachs	3,155,000	EUR	04/06/18	3,892,762	3,883,054	9,708
J.P. Morgan	98,800,000	HUF	04/25/18	394,077	389,914	4,163
Goldman Sachs	704,080,000	HUF	04/25/18	2,778,494	2,778,648	(154)
Goldman Sachs	112,750,000	HUF	06/22/18	445,715	446,923	(1,208)
Goldman Sachs	2,850,000	EUR	04/05/18	3,482,632	3,507,391	(24,759)
J.P. Morgan	43,700,000	DKK	06/01/18	7,214,912	7,245,135	(30,223)
						$ 316,386

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ Depreciation
J.P. Morgan	9,240,000	BRL	04/02/18	$(2,796,898)	$2,799,321	$2,423
Citigroup	3,960,000	BRL	04/02/18	(1,201,565)	1,199,709	(1,856)
						$567

~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 29, 2018.
2
Variable rate security.  Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $151,024,296 (cost $150,684,008), or 43.7% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See additional disclosure on Page 17 for more information on repurchase agreements.
6	Zero Coupon rate security.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
SEK	Swedish Krona

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$105,277,184	$—	$—	$105,277,184
Collateralized Mortgage Obligations	—	31,432,270	—	—	31,432,270
Commercial Paper	—	26,485,918	—	—	26,485,918
Corporate Bonds	—	120,195,207	—	—	120,195,207
Forward Foreign Currency Exchange Contracts	—	—	375,153	—	375,153
Foreign Government Debt	—	62,965,481	—	—	62,965,481
Money Market Fund	783,881	—	—	—	783,881
Repurchase Agreements	—	7,353,180	—	—	7,353,180
Total Assets	$783,881	$353,709,240	$375,153	$—	$354,868,274

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$58,200	$—	$58,200

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 29, 2018, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund I	Barclays			Amerigas Partners LP/ Amerigas Finance Corp.
	2.18%			5.75%
	Open Maturity	$ 7,353,180	$ 7,353,180	05/20/27	$ 8,170,000	$ 7,812,154

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[1]	6,343,266	$6,343,266
Total Money Market Fund
(Cost $6,343,266)		6,343,266

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 42.4%
Collateralized Loan Obligations - 42.4%
Telos CLO Ltd.
2017-6A, 3.00% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	8,300,000	8,299,386
2014-5A, 3.28% (3 Month USD LIBOR + 1.55%) due 04/17/25[2,3]	2,000,000	2,001,062
2014-5A, 3.88% (3 Month USD LIBOR + 2.15%) due 04/17/25[2,3]	750,000	750,840
TICP CLO II-2 Ltd.
2018-IIA, 3.07% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	10,300,000	10,300,000
KVK CLO Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	7,900,000	7,915,956
2017-1A, 3.14% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	2,300,000	2,302,599
West CLO 2014-1 Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	9,800,000	9,797,957
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.99% (3 Month USD LIBOR + 1.15%) due 11/15/25[2,3]	8,500,000	8,508,820
AIMCO CLO Series
2017-AA, 2.84% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	8,500,000	8,503,063
TICP CLO Ltd.
2017-3A, 2.92% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	8,250,000	8,255,219
OHA Loan Funding Ltd.
2017-1A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	8,200,000	8,209,049
Octagon Investment Partners XIX Ltd.
2017-1A, 2.82% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	8,200,000	8,202,494
TICP CLO II Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	8,200,000	8,200,860
CIFC Funding Ltd.
2017-4A, 3.11% (3 Month USD LIBOR + 1.38%) due 10/17/26[2,3]	5,000,000	5,001,633
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	3,000,000	3,006,976
Flagship CLO
2017-8A, 2.97% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	7,800,000	7,806,732
Sound Point CLO IV Ltd.
2017-3A, 2.84% (3 Month USD LIBOR + 1.10%) due 01/21/26[2,3]	6,959,082	6,961,264
Regatta V Funding Ltd.
2017-1A, 2.91% (3 Month USD LIBOR + 1.16%) due 10/25/26[2,3]	6,200,000	6,205,267
Cent CLO LP
2017-21A, 2.97% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	6,050,000	6,062,048
Figueroa CLO Ltd.
2017-2A, 3.45% (3 Month USD LIBOR + 1.25%) due 06/20/27[2,3]	6,000,000	6,012,014
Venture XVI CLO Ltd.
2018-16A, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	6,000,000	5,997,677
Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	4,000,000	4,015,494
2015-25A, 3.59% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	1,800,000	1,802,652
Venture XII CLO Ltd.
2018-12A, 2.78% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,3]	3,100,000	3,101,398
2018-12A, 3.18% (3 Month USD LIBOR + 1.20%) due 02/28/26[2,3]	2,000,000	2,001,056
Golub Capital Partners Clo 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,3]	5,100,000	5,098,246

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 42.4% (continued)
Collateralized Loan Obligations - 42.4% (continued)
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	4,900,000	$4,910,944
ACIS CLO Ltd.
2014-3A, 3.28% (3 Month USD LIBOR + 1.51%) due 02/01/26[2,3]	2,875,000	2,875,200
2015-6A, 3.36% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	2,000,000	1,999,781
Northwoods Capital Ltd.
2017-14A, 3.11% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	4,800,000	4,803,299
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.66% (3 Month USD LIBOR + 0.92%) due 10/20/27[2,3]	4,800,000	4,802,085
FS Senior Funding Ltd.
2015-1A, 3.52% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	4,450,000	4,453,796
Regatta III Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	4,000,000	3,999,233
Vibrant CLO III Ltd.
2016-3A, 3.22% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	3,600,000	3,603,997
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.61% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	2,500,000	2,500,000
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	2,500,000	2,498,482
Marathon CLO V Ltd.
2017-5A, 2.76% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	2,400,000	2,394,747
Venture XVII CLO Ltd.
2017-17A, 2.80% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	2,000,678
PFP Ltd.
2015-2, 3.79% (1 Month USD LIBOR + 2.00%) due 07/14/34[2,3]	2,000,000	1,999,617
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	1,889,161	1,889,984
Ares XXXIII CLO Ltd.
2016-1A, 3.37% (3 Month USD LIBOR + 1.35%) due 12/05/25[2,3]	1,800,000	1,809,873
Cerberus Loan Funding XVI, LP
2016-2A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,800,000	1,809,488
Cent CLO Ltd.
2013-19A, 3.09% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	1,767,872	1,769,148
Vibrant CLO II Ltd.
2017-2A, 2.64% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,685,463	1,686,102
VMC Finance 2018-FL1 LLC
2018-FL1, 2.60% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	1,600,000	1,598,612
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.54% (3 Month USD LIBOR + 1.40%) due 04/25/26[2,3]	1,200,000	1,201,417
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.90% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	1,065,747	1,066,068
MidOcean Credit CLO IV
2018-4A, 3.10% (3 Month USD LIBOR + 0.80%) due 04/15/27[2,3]	1,000,000	1,027,848
Venture VII CDO Ltd.
2006-7A, 1.97% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	1,017,248	1,017,241
AMMC CLO 15 Ltd.
2016-15A, 3.41% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,3]	1,000,000	1,003,789
Cent CLO
2014-16A, 4.02% (3 Month USD LIBOR + 2.25%) due 08/01/24[2,3]	1,000,000	1,000,946

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 42.4% (continued)
Collateralized Loan Obligations - 42.4% (continued)
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	$1,000,000
NewMark Capital Funding CLO Ltd.
2013-1A, 3.14% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	819,676	820,579
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.35% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	750,000	751,964
Total Collateralized Loan Obligations		216,614,680
Total Asset-Backed Securities
(Cost $216,417,784)		216,614,680
CORPORATE BONDS†† - 23.4%
Financial - 18.7%
Station Place Securitization Trust
2.35% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	8,300,000	8,300,000
2.50% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	2,650,000	2,650,000
UBS Group Funding Switzerland AG
3.50% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	3,500,000	3,626,603
3.30% (3 Month USD LIBOR + 1.53%) due 02/01/22[2,3]	1,785,000	1,839,803
Morgan Stanley
3.15% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	3,300,000	3,326,956
2.29% (3 Month USD LIBOR + 0.55%) due 02/10/21[2]	1,150,000	1,150,633
2.63% (3 Month USD LIBOR + 0.80%) due 02/14/20[2]	700,000	702,124
Goldman Sachs Group, Inc.
3.32% (3 Month USD LIBOR + 1.20%) due 09/15/20[2]	2,660,000	2,701,999
3.71% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	1,650,000	1,707,350
2.97% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	550,000	550,312
Sumitomo Mitsui Trust Bank Ltd.
2.64% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	3,600,000	3,627,146
2.62% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	550,000	550,157
2.54% (3 Month USD LIBOR + 0.51%) due 03/06/19[2,3]	500,000	500,764
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	3,450,000	3,436,536
2.57% (3 Month USD LIBOR + 0.76%) due 05/12/20[2]	1,100,000	1,103,230
Station Place Securitization Trust Series
2.85% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,3]	2,500,000	2,500,000
2.88% (1 Month USD LIBOR + 1.00%) due 03/24/19[2,3]	2,000,000	2,000,000
Citibank North America
2.57% (3 Month USD LIBOR + 0.50%) due 06/12/20[2]	4,350,000	4,373,667
Citizens Bank North America/Providence RI
2.51% (3 Month USD LIBOR + 0.57%) due 05/26/20[2]	4,250,000	4,259,328
JPMorgan Chase & Co.
3.09% (3 Month USD LIBOR + 0.84%) due 03/22/19[2]	3,000,000	3,015,711
2.69% (3 Month USD LIBOR + 0.68%) due 06/01/21[2]	1,200,000	1,206,592
Credit Agricole S.A.
3.04% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	4,050,000	4,104,724
National Bank of Canada
2.95% (3 Month USD LIBOR + 0.84%) due 12/14/18[2]	3,800,000	3,817,481
Australia & New Zealand Banking Group Ltd.
3.00% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,737,739
Royal Bank of Canada
2.43% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	3,600,000	3,617,627

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 23.4% (continued)
Financial - 18.7% (continued)
Sumitomo Mitsui Financial Group, Inc.
3.74% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	2,158,000	$2,231,195
2.88% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,350,000	1,371,983
Westpac Banking Corp.
2.53% (3 Month USD LIBOR + 0.71%) due 05/13/19[2]	3,500,000	3,517,907
Bank of America Corp.
2.40% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	3,500,000	3,511,249
Fifth Third Bank
2.79% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	3,500,000	3,507,581
Santander UK plc
3.59% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	3,200,000	3,235,587
Mizuho Financial Group, Inc.
3.23% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	3,150,000	3,199,544
AvalonBay Communities, Inc.
2.15% (3 Month USD LIBOR + 0.43%) due 01/15/21[2]	2,350,000	2,350,439
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[2]	1,400,000	1,401,566
Bank of America North America
2.79% (3 Month USD LIBOR + 0.76%) due 12/07/18[2]	1,395,000	1,401,121
Citigroup, Inc.
3.68% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	750,000	767,835
Mitsubishi UFJ Financial Group, Inc.
3.89% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	617,000	639,233
Capital One North America
2.85% (3 Month USD LIBOR + 0.77%) due 09/13/19[2]	200,000	200,818
Total Financial		95,742,540
Consumer, Non-cyclical - 3.2%
Express Scripts Holding Co.
2.76% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	4,950,000	4,955,944
CVS Health Corp.
2.69% (3 Month USD LIBOR + 0.63%) due 03/09/20[2]	1,600,000	1,606,000
2.78% (3 Month USD LIBOR + 0.72%) due 03/09/21[2]	1,500,000	1,511,271
Kraft Heinz Foods Co.
2.38% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	3,100,000	3,091,534
Allergan Funding SCS
3.33% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	3,000,000	3,035,499
Zimmer Biomet Holdings, Inc.
2.93% (3 Month USD LIBOR + 0.75%) due 03/19/21[2]	2,000,000	2,002,424
Total Consumer, Non-cyclical		16,202,672
Energy - 0.9%
Equities Corp.
2.46% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	2,450,000	2,454,875
Phillips 66
2.37% (3 Month USD LIBOR + 0.65%) due 04/15/19[2,3]	1,200,000	1,200,331
2.61% (3 Month USD LIBOR + 0.60%) due 02/26/21[2]	1,100,000	1,101,354
Total Energy		4,756,560
Communications - 0.3%
Verizon Communications, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 05/22/20[2]	1,400,000	1,405,999

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 23.4% (continued)
Communications - 0.3% (continued)
Discovery Communications LLC
2.91% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	300,000	$301,418
Total Communications		1,707,417
Industrial - 0.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.22% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	1,200,000	1,215,000
Total Corporate Bonds
(Cost $119,311,180)		119,624,189
FOREIGN GOVERNMENT DEBT†† - 20.0%
Republic of Hungary
4.00% due 04/25/18[4]	HUF 1,975,000,000	7,796,478
due 05/23/18[6]	HUF 654,000,000	2,575,528
5.50% due 12/20/18[4]	HUF 470,000,000	1,923,796
Total Republic of Hungary		12,295,802
Republic of Portugal
due 05/18/18[6]	EUR 8,540,000	10,513,720
Government of United Kingdom
due 04/09/18[6]	GBP 7,400,000	10,382,479
Denmark Treasury Bill
due 06/01/18[6]	DKK 62,500,000	10,326,935
Government of Japan
due 06/04/18[6]	JPY 1,093,000,000	10,274,899
Republic of Italy
due 05/31/18[6]	EUR 8,180,000	10,072,331
due 04/13/18[6]	EUR 162,000	199,364
Total Republic of Italy		10,271,695
Czech Republic
due 08/31/18[6]	CZK 121,000,000	5,850,556
due 04/13/18[6]	CZK 48,000,000	2,325,030
due 04/20/18[6]	CZK 28,000,000	1,356,195
due 04/06/18[6]	CZK 14,000,000	678,168
Total Czech Republic		10,209,949
Republic of France
due 04/05/18[6]	EUR 5,760,000	7,087,621
due 04/25/18[6]	EUR 2,245,000	2,763,342
Total Republic of France		9,850,963
Kingdom of Spain
due 04/06/18[6]	EUR 5,825,000	7,167,961
Kingdom of Sweden
due 04/18/18[6]	SEK 49,850,000	5,973,396
United Mexican States
due 07/19/18[6]	MXN 9,630,000	5,178,466
Total Foreign Government Debt
(Cost $102,433,056)		102,446,265

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.3%
Residential Mortgage Backed Securities - 8.1%
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/37[2]	3,958,689	3,935,498
2006-NC1, 2.02% (1 Month USD LIBOR + 0.15%) due 05/25/36[2]	343,427	339,690
2006-BC1, 2.03% (1 Month USD LIBOR + 0.16%) due 03/25/36[2]	264,260	262,713
CSMC Series
2014-2R, 1.82% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,748,757	1,651,542
2014-7R, 1.77% (WAC) due 10/27/36[2,3]	1,576,429	1,560,706
2014-7R, 1.78% (WAC) due 12/27/37[2,3]	1,344,850	1,314,921
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	4,592,209	4,476,192
NovaStar Mortgage Funding Trust Series
2007-2, 2.07% (1 Month USD LIBOR + 0.20%) due 09/25/37[2]	3,453,438	3,354,021
CIT Mortgage Loan Trust
2007-1, 3.22% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	1,638,354	1,646,416
2007-1, 3.32% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	1,385,367	1,392,152
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[2]	2,843,973	2,703,031
Countrywide Asset-Backed Certificates
2006-6, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	2,747,391	2,688,779
Towd Point Mortgage Trust
2017-5, 2.47% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	2,136,891	2,144,569
Encore Credit Receivables Trust
2005-4, 2.31% (1 Month USD LIBOR + 0.44%) due 01/25/36[2]	2,150,000	2,141,694
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.02% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	1,105,862	1,114,148

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.3% (continued)
Residential Mortgage Backed Securities - 8.1% (continued)
2016-C01, 3.82% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	1,011,479	$1,017,155
Structured Asset Investment Loan Trust
2005-1, 2.59% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	1,002,502	1,004,065
2005-2, 2.61% (1 Month USD LIBOR + 0.74%) due 03/25/35[2]	938,444	939,881
GSAMP Trust
2005-HE6, 2.31% (1 Month USD LIBOR + 0.44%) due 11/25/35[2]	1,681,915	1,686,838
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.01% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	1,730,156	1,681,133
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	912,989	917,919
Ellington Loan Acquisition Trust
2007-2, 2.82% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	815,459	816,517
First Frankin Mortgage Loan Trust
2006-FF4, 2.06% (1 Month USD LIBOR + 0.19%) due 03/25/36[2]	735,544	734,908
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	660,689	660,682
GSMSC Resecuritization Trust
2014-3R, 1.80% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	465,833	456,163
Accredited Mortgage Loan Trust
2007-1, 2.00% (1 Month USD LIBOR + 0.13%) due 02/25/37[2]	247,962	246,832
New Century Home Equity Loan Trust Series
2005-C, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	198,774	198,292
Total Residential Mortgage Backed Securities		41,086,457
Commercial Mortgage Backed Securities - 1.2%
Morgan Stanley Capital I Trust
2015-XLF1, 3.98% (1 Month USD LIBOR + 2.20%) due 08/13/19[2,3]	4,000,000	4,019,375
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.69% (1 Month USD LIBOR + 2.10%) due 07/15/31[2,3]	1,931,937	1,931,010
GAHR Commercial Mortgage Trust
2015-NRF, 3.14% (1 Month USD LIBOR + 1.30%) due 12/15/26[2,3]	286,710	286,797
Total Commercial Mortgage Backed Securities		6,237,182
Total Collateralized Mortgage Obligations
(Cost $46,787,760)		47,323,639
COMMERCIAL PAPER†† - 4.9%
CBS Corp.
2.15% due 04/16/18[4]	7,200,000	7,193,550
Verizon Communications, Inc.
2.07% due 04/09/18[4]	7,000,000	6,996,780
Molex Electronics Technologies, LLC.
2.25% due 04/10/18[4]	7,000,000	6,996,063
Mondelez International, Inc.
1.90% due 04/10/18[4]	4,000,000	3,997,234
Total Commercial Paper
(Cost $25,184,493)		25,183,627
REPURCHASE AGREEMENTS††,5 - 2.0%
Barclays
issued 03/27/18 at 2.18%
open maturity	10,296,520	10,296,520
Total Repurchase Agreements
(Cost $10,296,520)		10,296,520
Total Investments - 103.2%
(Cost $526,774,059)		$527,832,186
Other Assets & Liabilities, net - (3.2)%		(16,224,349)
Total Net Assets - 100.0%		$511,607,837

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Apprecation / Deprecation
Goldman Sachs	8,540,000	EUR	05/18/18	$10,664,469	$10,545,084	$119,385
J.P. Morgan	40,000,000	SEK	04/18/18	4,858,293	4,797,327	60,966
Citigroup	12,524,000	BRL	04/02/18	3,850,249	3,794,232	56,017
Morgan Stanley	1,093,000,000	JPY	06/04/18	10,349,634	10,314,882	34,752
Citigroup	1,040,000,000	HUF	04/25/18	4,138,562	4,104,354	34,208
J.P. Morgan	28,000,000	CSK	04/20/18	1,381,931	1,358,952	22,979
Deutsche Bank	4,125,000	EUR	04/06/18	5,099,552	5,076,893	22,659
Citigroup	654,000,000	HUF	05/23/18	2,604,566	2,586,435	18,131
Goldman Sachs	8,180,000	EUR	05/31/18	10,127,413	10,110,246	17,167
Goldman Sachs	3,960,000	BRL	04/02/18	1,215,060	1,199,709	15,351
Goldman Sachs	495,850,000	HUF	12/20/18	2,002,059	1,993,361	8,698
Goldman Sachs	9,850,000	SEK	04/18/18	1,189,800	1,181,341	8,459
Goldman Sachs	2,245,000	EUR	04/25/18	2,775,449	2,767,262	8,187
Deutsche Bank	1,760,000	EUR	04/05/18	2,173,107	2,165,967	7,140
J.P. Morgan	121,000,000	CSK	08/31/18	5,930,500	5,924,783	5,717
Goldman Sachs	1,700,000	EUR	04/06/18	2,097,526	2,092,295	5,231
J.P. Morgan	310,000	BRL	04/02/18	97,316	93,917	3,399
J.P. Morgan	14,000,000	CSK	04/06/18	675,594	678,403	(2,809)
Goldman Sachs	162,000	EUR	04/13/18	194,312	199,496	(5,184)
Goldman Sachs	48,000,000	CSK	04/13/18	2,318,169	2,327,793	(9,624)
Goldman Sachs	1,014,000,000	HUF	04/25/18	3,982,579	4,001,745	(19,166)
Goldman Sachs	4,000,000	EUR	04/05/18	4,887,904	4,922,653	(34,749)
J.P. Morgan	62,500,000	DKK	06/01/18	10,318,810	10,362,035	(43,225)
Barclays	7,400,000	GBP	04/09/18	10,297,914	10,385,775	(87,861)
Goldman Sachs	96,300,000	MXN	07/19/18	5,084,182	5,209,694	(125,512)
						$120,316

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Apprecation / Deprecation
J.P. Morgan	11,756,000	BRL	04/02/18	$(3,558,477)	$3,561,560	$3,083
Citigroup	5,038,000	BRL	04/02/18	(1,528,658)	1,526,296	(2,362)
						$721

~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 29, 2018.
2
Variable rate security.  Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $269,461,878 (cost $269,019,471), or 52.7% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See additional disclosure on page 25 for more information on repurchase agreements.
6	Zero Coupon rate security.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
BRL	Brazilian Real
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$216,614,680	$—	$—	$216,614,680
Collateralized Mortgage Obligations	—	47,323,639	—	—	47,323,639
Commercial Paper	—	25,183,627	—	—	25,183,627
Corporate Bonds	—	119,624,189	—	—	119,624,189
Forward Foreign Currency Exchange Contracts	—	—	432,363	—	432,363
Foreign Government Debt	—	102,446,265	—	—	102,446,265
Money Market Fund	6,343,266	—	—	—	6,343,266
Repurchase Agreements	—	10,296,520	—	—	10,296,520
Total Assets	$6,343,266	$521,488,920	$432,363	$—	$528,264,549

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$311,326	$—	$311,326

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 29, 2018, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund II	Barclays			Amerigas Partners LP/ Amerigas Finance Corp.
	2.18%			5.75%
	Open Maturity	$ 10,296,520	$ 10,296,520	05/20/27	$ 11,441,000	$ 10,939,884

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[1]	2,201,190	$2,201,190
Total Money Market Fund
(Cost $2,201,190)		2,201,190

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 47.1%
Collateralized Loan Obligations - 46.5%
AIMCO CLO Series
2017-AA, 2.84% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	4,900,000	4,901,766
2018-AA, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	4,000,000	3,995,962
TICP CLO II-2 Ltd.
2018-IIA, 3.07% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	8,400,000	8,400,000
Telos CLO Ltd.
2017-6A, 3.00% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	4,800,000	4,799,645
2014-5A, 3.28% (3 Month USD LIBOR + 1.55%) due 04/17/25[2,3]	1,200,000	1,200,637
2014-5A, 3.88% (3 Month USD LIBOR + 2.15%) due 04/17/25[2,3]	500,000	500,560
West CLO 2014-1 Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	6,200,000	6,198,707
KVK CLO Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	4,200,000	4,208,483
2017-1A, 3.14% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	1,300,000	1,301,469
OZLM VIII Ltd.
2017-8A, 2.86% (3 Month USD LIBOR + 1.13%) due 10/17/26[2,3]	4,900,000	4,908,635
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.99% (3 Month USD LIBOR + 1.15%) due 11/15/25[2,3]	4,800,000	4,804,980
Octagon Investment Partners XIX Ltd.
2017-1A, 2.82% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	4,700,000	4,701,429
TICP CLO II Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	4,700,000	4,700,493
TICP CLO Ltd.
2017-3A, 2.92% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	4,650,000	4,652,942
OHA Loan Funding Ltd.
2017-1A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	4,600,000	4,605,076
Flagship CLO
2017-8A, 2.97% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	4,500,000	4,503,884
OZLM IX Ltd.
2017-9A, 2.96% (3 Month USD LIBOR + 1.22%) due 01/20/27[2,3]	2,750,000	2,751,758
2017-9A, 3.39% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,3]	1,750,000	1,751,549
AMMC CLO 15 Ltd.
2016-15A, 3.41% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,3]	4,200,000	4,215,915
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,3]	4,200,000	4,198,556
Venture XII CLO Ltd.
2018-12A, 3.18% (3 Month USD LIBOR + 1.20%) due 02/28/26[2,3]	2,300,000	2,301,215
2018-12A, 2.78% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,3]	1,800,000	1,800,812
Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	2,500,000	2,509,684
2015-25A, 3.59% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	1,500,000	1,502,210
CIFC Funding Ltd.
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	2,000,000	2,004,650
2017-4A, 3.11% (3 Month USD LIBOR + 1.38%) due 10/17/26[2,3]	2,000,000	2,000,653

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 47.1% (continued)
Collateralized Loan Obligations - 46.5% (continued)
MP CLO VII Ltd.
2017-1A, 2.57% (3 Month USD LIBOR + 0.84%) due 04/18/27[2,3]	4,000,000	$4,000,981
Steele Creek CLO 2014-1 Ltd.
2018-1RA, 2.99% (3 Month USD LIBOR + 0.65%) due 04/21/31[2,3]	2,280,000	2,280,000
2018-1RA, 3.41% (3 Month USD LIBOR + 1.07%) due 04/21/31[2,3]	1,550,000	1,550,000
Regatta V Funding Ltd.
2017-1A, 2.91% (3 Month USD LIBOR + 1.16%) due 10/25/26[2,3]	3,600,000	3,603,059
Cent CLO LP
2017-21A, 2.97% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	3,500,000	3,506,970
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	3,500,000	3,497,875
Marathon CLO V Ltd.
2017-5A, 2.76% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	3,400,000	3,392,558
Venture XVI CLO Ltd.
2018-16A, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	3,350,000	3,348,703
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	3,200,000	3,207,147
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.66% (3 Month USD LIBOR + 0.92%) due 10/20/27[2,3]	3,200,000	3,201,390
TPG Real Estate Finance 2018-FL-1 Issuer Ltd.
2018-FL1, 2.54% (1 Month USD LIBOR + 0.75%) due 10/15/19[2,3]	3,200,000	3,198,905
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.67% (1 Month USD LIBOR + 0.88%) due 09/15/34[2,3]	3,200,000	3,197,295
MidOcean Credit CLO IV
2018-4A, 3.10% (3 Month USD LIBOR + 0.80%) due 04/15/27[2,3]	3,000,000	3,083,545
KKR CLO 21 Ltd.
2018-21, 3.15% (3 Month USD LIBOR + 1.00%) due 04/15/31[2,3]	3,000,000	3,006,209
LMREC, Inc.
2015-CRE1, 3.61% (1 Month USD LIBOR + 1.75%) due 02/22/32[2,3]	3,000,000	3,000,000
Sound Point CLO IV Ltd.
2017-3A, 2.84% (3 Month USD LIBOR + 1.10%) due 01/21/26[2,3]	2,964,816	2,965,746
Northwoods Capital Ltd.
2017-14A, 3.11% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	2,800,000	2,801,924
Hunt CRE Ltd.
2017-FL1, 2.78% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,3]	2,700,000	2,697,812
Vibrant CLO III Ltd.
2016-3A, 3.22% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	2,200,000	2,202,443
FS Senior Funding Ltd.
2015-1A, 3.52% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	2,200,000	2,201,877
Figueroa CLO Ltd.
2017-2A, 3.45% (3 Month USD LIBOR + 1.25%) due 06/20/27[2,3]	2,000,000	2,004,005
Flatiron CLO Ltd.
2017-1A, 3.38% (3 Month USD LIBOR + 1.65%) due 01/17/26[2,3]	2,000,000	2,001,704
Venture XVII CLO Ltd.
2017-17A, 2.80% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	2,000,678

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 47.1% (continued)
Collateralized Loan Obligations - 46.5% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.61% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	2,000,000	$2,000,000
Avery Point V CLO Ltd.
2017-5A, 2.71% (3 Month USD LIBOR + 0.98%) due 07/17/26[2,3]	2,000,000	1,999,971
ACIS CLO Ltd.
2014-3A, 3.28% (3 Month USD LIBOR + 1.51%) due 02/01/26[2,3]	1,000,000	1,000,069
2015-6A, 3.36% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	1,000,000	999,890
Regatta III Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,999,616
Oaktree CLO 2015-1 Ltd.
2017-1A, 2.61% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	1,997,583
Jamestown CLO III Ltd.
2017-3A, 2.86% (3 Month USD LIBOR + 1.14%) due 01/15/26[2,3]	1,800,000	1,800,325
Vibrant CLO II Ltd.
2017-2A, 2.64% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,685,463	1,686,102
Resource Capital Corporation Ltd.
2017-CRE5, 2.59% (1 Month USD LIBOR + 0.80%) due 07/15/34[2,3]	1,659,557	1,660,059
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.54% (3 Month USD LIBOR + 1.40%) due 04/25/26[2,3]	1,400,000	1,401,653
AIMCO CLO Series 2018-A
2018-AA, 2.42% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,350,000	1,350,000
VMC Finance 2018-FL1 LLC
2018-FL1, 2.60% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	1,300,000	1,298,872
Ares XXXIII CLO Ltd.
2016-1A, 3.37% (3 Month USD LIBOR + 1.35%) due 12/05/25[2,3]	1,200,000	1,206,582
Cerberus Loan Funding XVI, LP
2016-2A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,100,000	1,105,798
Cent CLO Ltd.
2013-19A, 3.09% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	1,080,366	1,081,146
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	1,079,521	1,079,991
KKR CLO 15 Ltd.
2016-15, 3.29% (3 Month USD LIBOR + 1.56%) due 10/18/28[2,3]	1,000,000	1,004,254
WhiteHorse VI Ltd.
2016-1A, 3.68% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,3]	1,000,000	1,002,056
Seneca Park CLO Limited
2017-1A, 2.85% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	1,000,000	1,002,027
Venture XIX CLO Ltd.
2016-19A, 3.72% (3 Month USD LIBOR + 2.00%) due 01/15/27[2,3]	1,000,000	1,001,312
Shackleton CLO Ltd.
2016-7A, 3.67% (3 Month USD LIBOR + 1.95%) due 04/15/27[2,3]	1,000,000	1,000,724
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 3.09% (3 Month USD LIBOR + 1.35%) due 10/22/26[2,3]	1,000,000	1,000,100
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	1,000,000
PFP Ltd.
2015-2, 3.79% (1 Month USD LIBOR + 2.00%) due 07/14/34[2,3]	1,000,000	999,809
Crown Point CLO III Ltd.
2017-3A, 2.63% (3 Month USD LIBOR + 0.91%) due 12/31/27[2,3]	1,000,000	999,710
Brentwood CLO Corp.
2006-1A, 2.59% (3 Month USD LIBOR + 0.82%) due 02/01/22[2,3]	709,904	709,820

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 47.1% (continued)
Collateralized Loan Obligations - 46.5% (continued)
NewMark Capital Funding CLO Ltd.
2013-1A, 3.14% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	655,741	$656,463
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.90% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	532,874	533,034
Venture VII CDO Ltd.
2006-7A, 1.97% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	452,110	452,107
Cereberus ICQ Levered LLC
2015-1A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/06/25[2,3]	334,345	334,388
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.35% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	250,000	250,655
Rockwall CDO II Ltd.
2007-1A, 2.32% (3 Month USD LIBOR + 0.55%) due 08/01/24[2,3]	168,562	168,572
Total Collateralized Loan Obligations		195,155,184
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	2,250,000	2,242,025
Total Asset-Backed Securities
(Cost $197,273,234)		197,397,209
CORPORATE BONDS†† - 18.0%
Financial - 14.0%
Station Place Securitization Trust
2.35% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	5,700,000	5,700,000
2.60% (1 Month USD LIBOR + 1.00%) due 08/24/18[2,3]	3,050,000	3,050,000
2.50% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	1,400,000	1,400,000
Morgan Stanley
2.29% (3 Month USD LIBOR + 0.55%) due 02/10/21[2]	2,250,000	2,251,237
3.15% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	2,000,000	2,016,337
Citigroup, Inc.
3.06% (3 Month USD LIBOR + 1.31%) due 10/26/20[2]	2,100,000	2,144,187
3.68% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	2,015,000	2,062,917
Goldman Sachs Group, Inc.
3.32% (3 Month USD LIBOR + 1.20%) due 09/15/20[2]	1,450,000	1,472,894
3.71% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	1,250,000	1,293,447
2.97% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	360,000	360,205
3.02% (3 Month USD LIBOR + 0.73%) due 12/27/20[2]	300,000	301,420
Sumitomo Mitsui Trust Bank Ltd.
2.64% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,200,000	2,216,589
2.62% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	800,000	800,229
Station Place Securitization Trust Series
2.85% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,3]	3,000,000	3,000,000
UBS Group Funding Switzerland AG
3.50% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	2,250,000	2,331,388
3.30% (3 Month USD LIBOR + 1.53%) due 02/01/22[2,3]	300,000	309,210
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	1,550,000	1,543,951
2.57% (3 Month USD LIBOR + 0.76%) due 05/12/20[2]	1,050,000	1,053,083
Mizuho Financial Group, Inc.
3.23% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	2,550,000	2,590,107

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Financial - 14.0% (continued)
Sumitomo Mitsui Financial Group, Inc.
3.74% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	1,350,000	$1,395,790
2.88% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,000,000	1,016,284
Bank of America Corp.
2.34% (3 Month USD LIBOR + 0.65%) due 04/15/26[2]	1,500,000	1,503,665
2.40% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	900,000	902,893
Australia & New Zealand Banking Group Ltd.
3.00% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,390,119
Credit Agricole S.A.
3.04% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	2,350,000	2,381,753
Royal Bank of Canada
2.43% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	2,100,000	2,110,282
National Bank of Canada
2.95% (3 Month USD LIBOR + 0.84%) due 12/14/18[2]	2,000,000	2,009,201
Santander UK plc
3.59% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	1,900,000	1,921,129
Fifth Third Bank
2.79% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	1,500,000	1,503,249
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[2]	1,150,000	1,151,286
Macquarie Group Ltd.
3.64% (3 Month USD LIBOR + 1.35%) due 03/27/24[2,3]	1,050,000	1,060,768
Synchrony Financial
3.02% (3 Month USD LIBOR + 1.23%) due 02/03/20[2]	900,000	911,704
Mitsubishi UFJ Financial Group, Inc.
3.89% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	823,000	852,655
Bank of America North America
2.79% (3 Month USD LIBOR + 0.76%) due 12/07/18[2]	750,000	753,291
Capital One North America
2.85% (3 Month USD LIBOR + 0.77%) due 09/13/19[2]	650,000	652,659
UBS AG
2.49% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	250,106
Total Financial		58,664,035
Consumer, Non-cyclical - 2.7%
Express Scripts Holding Co.
2.76% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	3,900,000	3,904,683
CVS Health Corp.
2.69% (3 Month USD LIBOR + 0.63%) due 03/09/20[2]	1,300,000	1,304,875
2.78% (3 Month USD LIBOR + 0.72%) due 03/09/21[2]	1,200,000	1,209,017
Allergan Funding SCS
3.33% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	1,706,000	1,726,187
Zimmer Biomet Holdings, Inc.
2.93% (3 Month USD LIBOR + 0.75%) due 03/19/21[2]	1,650,000	1,651,999
Kraft Heinz Foods Co.
2.38% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	1,400,000	1,396,177
Total Consumer, Non-cyclical		11,192,938
Energy - 0.8%
Phillips 66
2.61% (3 Month USD LIBOR + 0.60%) due 02/26/21[2]	1,850,000	1,852,277
Equities Corp.
2.46% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	1,600,000	1,603,184
Total Energy		3,455,461
Communications - 0.3%
Discovery Communications LLC
2.91% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	1,500,000	1,507,087

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.0% (continued)
Industrial - 0.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.22% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	750,000	$759,375
Total Corporate Bonds
(Cost $75,399,913)		75,578,896
FOREIGN GOVERNMENT DEBT†† - 17.9%
Republic of France
due 04/05/18[6]	EUR 8,005,000	9,850,070
due 04/25/18[6]	EUR 2,170,000	2,671,025
Total Republic of France		12,521,095
Republic of Hungary
due 05/23/18[6]	HUF 1,916,000,000	7,545,430
4.00% due 04/25/18[4]	HUF 630,000,000	2,486,978
due 05/30/18[6]	HUF 200,000,000	787,615
Total Republic of Hungary		10,820,023
Government of United Kingdom
due 04/09/18[6]	GBP 6,030,000	8,460,318
Republic of Portugal
due 05/18/18[6]	EUR 6,840,000	8,420,825
Republic of Italy
due 05/31/18[6]	EUR 6,800,000	8,373,087
Government of Japan
due 06/04/18[6]	JPY 890,000,000	8,366,569
Czech Republic
due 08/31/18[6]	CZK 100,000,000	4,835,170
due 04/13/18[6]	CZK 39,000,000	1,889,087
due 04/20/18[6]	CZK 22,000,000	1,065,582
due 04/06/18[6]	CZK 11,000,000	532,846
Total Czech Republic		8,322,685
United Mexican States
due 07/19/18[6]	MXN 7,960,000	4,280,435
Kingdom of Sweden
due 05/16/18[6]	SEK 25,000,000	2,997,593
due 04/18/18[6]	SEK 8,200,000	982,584
Total Kingdom of Sweden		3,980,177
Kingdom of Spain
due 04/06/18[6]	EUR 1,290,000	1,587,411
Total Foreign Government Debt
(Cost $75,177,655)		75,132,625
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.0%
Residential Mortgage Backed Securities - 9.3%
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.01% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	4,232,159	4,099,003
CSMC Series
2014-7R, 1.77% (WAC) due 10/27/36[2,3]	1,351,225	1,337,748
2014-7R, 1.78% (WAC) due 12/27/37[2,3]	1,248,789	1,220,999
2014-2R, 1.82% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,269,259	1,198,700
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[2]	3,268,934	3,106,932
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	3,063,650	2,986,250
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/37[2]	2,226,763	2,213,718
2006-BC1, 2.03% (1 Month USD LIBOR + 0.16%) due 03/25/36[2]	403,655	401,292
2006-NC1, 2.02% (1 Month USD LIBOR + 0.15%) due 05/25/36[2]	196,244	194,109
NovaStar Mortgage Funding Trust Series
2007-2, 2.07% (1 Month USD LIBOR + 0.20%) due 09/25/37[2]	2,813,913	2,732,906
Nationstar Home Equity Loan Trust
2007-B, 2.09% (1 Month USD LIBOR + 0.22%) due 04/25/37[2]	2,633,272	2,607,669
CIT Mortgage Loan Trust
2007-1, 3.22% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	1,028,328	1,033,389
2007-1, 3.32% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	730,381	733,958
Countrywide Asset-Backed Certificates
2006-6, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	1,668,059	1,632,473
New Residential Mortgage Loan Trust
2017-5A, 3.37% (1 Month USD LIBOR + 1.50%) due 06/25/57[2,3]	1,512,523	1,556,468
Towd Point Mortgage Trust
2017-5, 2.47% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	1,424,594	1,429,712

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.0% (continued)
Residential Mortgage Backed Securities - 9.3% (continued)
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.05% (1 Month USD LIBOR + 0.18%) due 04/25/35[2]	1,368,511	$1,366,163
Fannie Mae Connecticut Avenue Securities
2016-C01, 3.82% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	669,361	673,117
2016-C02, 4.02% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	603,198	607,717
GSAMP Trust
2005-HE6, 2.31% (1 Month USD LIBOR + 0.44%) due 11/25/35[2]	1,208,876	1,212,415
Structured Asset Investment Loan Trust
2005-1, 2.59% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	568,084	568,970
2005-2, 2.61% (1 Month USD LIBOR + 0.74%) due 03/25/35[2]	547,426	548,264
Encore Credit Receivables Trust
2005-4, 2.31% (1 Month USD LIBOR + 0.44%) due 01/25/36[2]	1,100,000	1,095,750
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 2.82% (1 Month USD LIBOR + 0.95%) due 06/25/35[2]	1,000,000	1,000,500
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	912,989	917,919
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 2.77% (1 Month USD LIBOR + 0.90%) due 10/25/27[2]	580,008	580,371
Ellington Loan Acquisition Trust
2007-2, 2.82% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	465,976	466,582
Aames Mortgage Investment Trust
2006-1, 2.19% (1 Month USD LIBOR + 0.32%) due 04/25/36[2]	459,064	459,235
GSMSC Resecuritization Trust
2014-3R, 1.80% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	423,484	414,694
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	330,345	330,341
New Century Home Equity Loan Trust Series
2005-C, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	250,308	249,701
Accredited Mortgage Loan Trust
2007-1, 2.00% (1 Month USD LIBOR + 0.13%) due 02/25/37[2]	196,660	195,764
Total Residential Mortgage Backed Securities		39,172,829
Commercial Mortgage Backed Securities - 2.7%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.65% (1 Month USD LIBOR + 0.75%) due 12/15/19[2,3]	4,000,000	4,002,502
Hospitality Mortgage Trust
2017-HIT, 2.56% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	2,400,000	2,404,507
Morgan Stanley Capital I Trust
2015-XLF1, 3.98% (1 Month USD LIBOR + 2.20%) due 08/13/19[2,3]	2,000,000	2,009,687
GS Mortgage Securities Corporation Trust
2017-STAY, 2.63% (1 Month USD LIBOR + 0.85%) due 07/15/32[2,3]	2,000,000	2,002,462

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.0% (continued)
Commercial Mortgage Backed Securities - 2.7% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.69% (1 Month USD LIBOR + 2.10%) due 07/15/31[2,3]	858,639	$858,227
Total Commercial Mortgage Backed Securities		11,277,385
Total Collateralized Mortgage Obligations
(Cost $50,120,248)		50,450,214
SENIOR FLOATING RATE INTERESTS††,2 - 0.8%
Financial - 0.3%
Fly Leasing Ltd.
3.80% (1 Month USD LIBOR + 2.00%) due 02/09/23	1,178,275	1,178,275
Communications - 0.3%
Sprint Communications, Inc.
4.44% (3 Month USD LIBOR + 2.50%) due 02/02/24	1,138,500	1,138,022
Consumer, Non-cyclical - 0.1%
Smart & Final Stores LLC
5.38% (1 Month USD LIBOR + 3.50%) due 11/15/22	575,000	566,018
First Data Corp.
4.12% (1 Month USD LIBOR + 2.25%) due 04/26/24	540,123	540,733
Total Senior Floating Rate Interests
(Cost $3,425,829)		3,423,048
COMMERCIAL PAPER†† - 2.6%
Ryder System, Inc.
2.35% due 04/17/18[4]	6,000,000	5,993,733
FedEx Corp.
1.80% due 04/10/18[4]	5,000,000	4,996,544
Total Commercial Paper
(Cost $10,991,483)		10,990,277
REPURCHASE AGREEMENTS††,5 - 2.8%
Barclays
issued 03/27/18 at 2.18%
open maturity	8,385,000	8,385,000
Bank of America Merrill Lynch
issued 02/15/18 at 2.24%
open maturity	3,298,000	3,298,000
Total Repurchase Agreements
(Cost $11,683,000)		11,683,000
Total Investments - 101.7%
(Cost $426,272,552)		$426,856,459
Other Assets & Liabilities, net - (1.7)%		(7,370,990)
Total Net Assets - 100.0%		$419,485,469

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Apprecation / Deprecation
Goldman Sachs	6,840,000	EUR	05/18/18	$8,541,545	$8,445,946	$95,599
Citigroup	12,650,000	BRL	04/02/18	3,896,876	3,832,404	64,472
Citigroup	1,916,000,000	HUF	05/23/18	7,630,502	7,577,385	53,117
Citigroup	25,000,000	SEK	05/16/18	3,044,219	3,004,819	39,400
Goldman Sachs	51,053,876	DKK	04/04/18	8,461,033	8,427,343	33,690
Morgan Stanley	890,000,000	JPY	06/04/18	8,427,424	8,399,126	28,298
Deutsche Bank	4,755,000	EUR	04/05/18	5,871,093	5,851,804	19,289
J.P Morgan	22,000,000	CSK	04/20/18	1,085,803	1,067,748	18,055
Goldman Sachs	6,800,000	EUR	05/31/18	8,418,876	8,404,605	14,271
Goldman Sachs	2,170,000	EUR	04/25/18	2,682,727	2,674,814	7,913
Goldman Sachs	8,200,000	SEK	04/18/18	990,494	983,452	7,042
J.P. Morgan	100,000,000	CSK	08/31/18	4,901,240	4,896,516	4,724
Goldman Sachs	1,290,000	EUR	04/06/18	1,591,652	1,587,682	3,970
J.P. Morgan	310,000	BRL	04/02/18	97,316	93,917	3,399
Goldman Sachs	510,000	BRL	04/02/18	156,485	154,508	1,977
Goldman Sachs	655,200,000	HUF	04/25/18	2,585,600	2,585,743	(143)
Goldman Sachs	200,000,000	HUF	05/30/18	789,445	791,334	(1,889)
J.P. Morgan	11,000,000	CSK	04/06/18	530,824	533,031	(2,207)
Goldman Sachs	39,000,000	CSK	04/13/18	1,883,512	1,891,332	(7,820)
Goldman Sachs	3,250,000	EUR	04/05/18	3,971,422	3,999,656	(28,234)
J.P Morgan	51,000,000	DKK	06/01/18	8,420,149	8,455,421	(35,272)
Barclays	6,030,000	GBP	04/09/18	8,391,408	8,463,003	(71,595)
Goldman Sachs	79,600,000	MXN	07/19/18	4,202,501	4,306,247	(103,746)
						$144,310

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/Depreciation
J.P. Morgan	9,429,000	BRL	04/02/18	$(2,854,107)	$2,856,580	$2,473
Citigroup	4,041,000	BRL	04/02/18	(1,226,143)	1,224,249	(1,894)
Citigroup	51,000,000	DKK	06/01/18	(8,487,410)	8,455,420	(31,990)
						$(31,411)

~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 29, 2018.
2
Variable rate security.  Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $243,535,701 (cost $243,244,107), or 58.1% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See additional disclosure below for more information on repurchase agreements.
6	Zero coupon rate security.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
BRL	Brazilian Real
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$197,397,209	$—	$—	$197,397,209
Collateralized Mortgage Obligations	—	50,450,214	—	—	50,450,214
Commercial Paper	—	10,990,277	—	—	10,990,277
Corporate Bonds	—	75,578,896	—	—	75,578,896
Forward Foreign Currency Exchange Contracts	—	—	397,689	—	397,689
Foreign Government Debt	—	75,132,625	—	—	75,132,625
Money Market Fund	2,201,190	—	—	—	2,201,190
Repurchase Agreements	—	11,683,000	—	—	11,683,000
Senior Floating Rate Interests	—	3,423,048	—	—	3,423,048
Total Assets	$2,201,190	$424,655,269	$397,689	$—	$427,254,147

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$284,790	$—	$284,790

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 29, 2018, the repurchase agreements in the joint account were as follows:
Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund III	Barclays			Standard Chartered PLC
	2.18%			3.28%
	Open Maturity	$ 8,385,000	$ 8,385,000	Perpetual Maturity	$ 9,600,000	$ 9,096,000

	Bank of America Merrill Lynch			BHMS Mortgage Trust
	2.24%			6.25%
	04/06/18	$ 3,298,000	$ 3,308,260	07/05/21	$ 4,122,000	$ 4,115,817
					$ 13,722,000	$13,211,817

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.46%[1]	745,654	$745,654
Total Money Market Fund
(Cost $745,654)		745,654

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 49.0%
Collateralized Loan Obligations - 48.3%
Telos CLO Ltd.
2017-6A, 3.00% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	2,700,000	2,699,800
2014-5A, 3.28% (3 Month USD LIBOR + 1.55%) due 04/17/25[2,3]	1,000,000	1,000,531
2014-5A, 3.88% (3 Month USD LIBOR + 2.15%) due 04/17/25[2,3]	250,000	250,280
KVK CLO Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	2,600,000	2,605,251
2017-1A, 3.14% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	1,000,000	1,001,130
TICP CLO II-2 Ltd.
2018-IIA, 3.07% (3 Month USD LIBOR + 0.84%) due 04/20/28[2,3]	3,500,000	3,500,000
Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	1,500,000	1,505,810
2015-25A, 3.59% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	1,200,000	1,201,768
OZLM VIII Ltd.
2017-8A, 2.86% (3 Month USD LIBOR + 1.13%) due 10/17/26[2,3]	2,700,000	2,704,758
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.99% (3 Month USD LIBOR + 1.15%) due 11/15/25[2,3]	2,700,000	2,702,802
AIMCO CLO Series
2017-AA, 2.84% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	2,700,000	2,700,973
Octagon Investment Partners XIX Ltd.
2017-1A, 2.82% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	2,700,000	2,700,821
Seneca Park CLO Limited
2017-1A, 2.85% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	2,600,000	2,605,271
OHA Loan Funding Ltd.
2017-1A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	2,600,000	2,602,869
Flagship CLO
2017-8A, 2.97% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	2,600,000	2,602,244
TICP CLO II Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	2,600,000	2,600,273
Figueroa CLO Ltd.
2017-2A, 3.45% (3 Month USD LIBOR + 1.25%) due 06/20/27[2,3]	2,000,000	2,004,005
Cent CLO LP
2017-21A, 2.97% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	2,000,000	2,003,983
Venture XVII CLO Ltd.
2017-17A, 2.80% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	2,000,678
Regatta III Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,999,616
Venture XVI CLO Ltd.
2018-16A, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	1,900,000	1,899,265
FS Senior Funding Ltd.
2015-1A, 3.10% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	1,850,000	1,851,578
Venture XII CLO Ltd.
2018-12A, 2.78% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,3]	1,750,000	1,750,789
AMMC CLO 15 Ltd.
2016-15A, 3.41% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,3]	1,700,000	1,706,442
Golub Capital Partners Clo 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,3]	1,700,000	1,699,415
Vibrant CLO II Ltd.
2017-2A, 2.64% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,685,463	1,686,102
Northwoods Capital Ltd.
2017-14A, 3.11% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	1,600,000	1,601,100

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 49.0% (continued)
Collateralized Loan Obligations - 48.3% (continued)
AIMCO CLO Series 2018-A
2018-AA, 2.42% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,500,000	$1,500,000
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	1,500,000	1,499,089
Hunt CRE Ltd.
2017-FL1, 2.78% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,3]	1,400,000	1,398,865
Vibrant CLO III Ltd.
2016-3A, 3.22% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	1,300,000	1,301,443
TPG Real Estate Finance 2018-FL-1 Issuer Ltd.
2018-FL1, 2.54% (1 Month USD LIBOR + 0.75%) due 10/15/19[2,3]	1,300,000	1,299,555
West CLO 2014-1 Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	1,200,000	1,199,750
Tennenbaum Senior Loan Funding III LLC
2014-3, 4.04% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	1,079,521	1,079,991
Sound Point CLO IV Ltd.
2017-3A, 2.84% (3 Month USD LIBOR + 1.10%) due 01/21/26[2,3]	1,070,628	1,070,964
MidOcean Credit CLO IV
2018-4A, 3.10% (3 Month USD LIBOR + 0.80%) due 04/15/27[2,3]	1,000,000	1,027,848
Cerberus Loan Funding XVI, LP
2016-2A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,000,000	1,005,271
CIFC Funding Ltd.
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	1,000,000	1,002,325
KKR CLO 21 Ltd.
2018-21, 3.15% (3 Month USD LIBOR + 1.00%) due 04/15/31[2,3]	1,000,000	1,002,070
WhiteHorse VI Ltd.
2016-1A, 3.68% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,3]	1,000,000	1,002,056
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.54% (3 Month USD LIBOR + 1.40%) due 04/25/26[2,3]	1,000,000	1,001,180
OZLM IX Ltd.
2017-9A, 3.39% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,3]	1,000,000	1,000,885
TICP CLO Ltd.
2017-3A, 2.92% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	1,000,000	1,000,633
Jamestown CLO III Ltd.
2017-3A, 2.86% (3 Month USD LIBOR + 1.14%) due 01/15/26[2,3]	1,000,000	1,000,181
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[2,3]	1,000,000	1,000,000
Steele Creek CLO 2014-1 Ltd.
2018-1RA, 3.41% (3 Month USD LIBOR + 1.07%) due 04/21/31[2,3]	1,000,000	1,000,000
ACIS CLO Ltd.
2015-6A, 3.36% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	1,000,000	999,891
PFP Ltd.
2015-2, 3.79% (1 Month USD LIBOR + 2.00%) due 07/14/34[2,3]	1,000,000	999,808
VMC Finance 2018-FL1 LLC
2018-FL1, 2.60% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,3]	1,000,000	999,133
Marathon CLO V Ltd.
2017-5A, 2.76% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	1,000,000	997,811
Cent CLO Ltd.
2013-19A, 3.09% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	982,151	982,860
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.61% (3 Month USD LIBOR + 1.30%) due 04/15/31[2,3]	850,000	850,000
NewMark Capital Funding CLO Ltd.
2013-1A, 3.14% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	655,741	656,463

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 49.0% (continued)
Collateralized Loan Obligations - 48.3% (continued)
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.90% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	532,874	$533,034
Venture VII CDO Ltd.
2006-7A, 1.97% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	452,110	452,107
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.35% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	250,000	250,655
Rockwall CDO II Ltd.
2007-1A, 2.32% (3 Month USD LIBOR + 0.55%) due 08/01/24[2,3]	168,562	168,572
Total Collateralized Loan Obligations		84,469,994
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,250,000	1,245,569
Total Asset-Backed Securities
(Cost $85,607,984)		85,715,563
FOREIGN GOVERNMENT DEBT†† - 17.9%
Republic of France
due 04/05/18[6]	EUR 3,060,000	3,765,299
due 04/25/18[6]	EUR 875,000	1,077,026
Total Republic of France		4,842,325
Republic of Hungary
due 05/23/18[6]	HUF 711,200,000	2,800,788
4.00% due 04/25/18[4]	HUF 442,000,000	1,744,832
Total Republic of Hungary		4,545,620
Government of United Kingdom
due 04/09/18[6]	GBP 2,510,000	3,521,625
Republic of Italy
due 05/31/18[6]	EUR 2,165,000	2,665,843
due 04/13/18[6]	EUR 665,000	818,377
Total Republic of Italy		3,484,220
Czech Republic
due 08/31/18[6]	CZK 41,000,000	1,982,420
due 04/13/18[6]	CZK 16,000,000	775,010
due 04/20/18[6]	CZK 10,000,000	484,355
due 04/06/18[6]	CZK 5,000,000	242,203
Total Czech Republic		3,483,988
Government of Japan
due 06/04/18[6]	JPY 370,000,000	3,478,236
Republic of Portugal
due 05/18/18[6]	EUR 2,815,000	3,465,588
Kingdom of Spain
due 04/06/18[6]	EUR 2,012,000	2,475,869
United Mexican States
due 07/19/18[6]	MXN 3,170,000	1,704,646
Kingdom of Sweden
due 04/18/18[6]	SEK 3,240,000	388,241
Total Foreign Government Debt
(Cost $31,366,026)		31,390,358

CORPORATE BONDS†† - 16.6%
Financial - 14.0%
Station Place Securitization Trust
2.35% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	2,800,000	2,800,000
2.50% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	700,000	700,000
Station Place Securitization Trust Series
2.88% (1 Month USD LIBOR + 1.00%) due 03/24/19[2,3]	1,750,000	1,750,000
Morgan Stanley
3.15% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	1,300,000	1,310,619
2.29% (3 Month USD LIBOR + 0.55%) due 02/10/21[2]	350,000	350,193
Bank of America Corp.
2.40% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	1,450,000	1,454,660
Goldman Sachs Group, Inc.
3.71% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	800,000	827,806
3.32% (3 Month USD LIBOR + 1.20%) due 09/15/20[2]	300,000	304,737
2.97% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	300,000	300,170
Citigroup, Inc.
3.06% (3 Month USD LIBOR + 1.31%) due 10/26/20[2]	1,200,000	1,225,250
3.68% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	200,000	204,756
Sumitomo Mitsui Trust Bank Ltd.
2.64% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	1,300,000	1,309,803
2.62% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	100,000	100,029
Credit Agricole S.A.
3.04% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	1,350,000	1,368,241
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	1,200,000	1,195,317
2.57% (3 Month USD LIBOR + 0.76%) due 05/12/20[2]	150,000	150,440
Royal Bank of Canada
2.01% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	1,300,000	1,306,365

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.6% (continued)
Financial - 14.0% (continued)
Fifth Third Bank
2.79% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	1,300,000	$1,302,816
Santander UK plc
3.59% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	1,200,000	1,213,345
Australia & New Zealand Banking Group Ltd.
3.00% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,118,779
Sumitomo Mitsui Financial Group, Inc.
2.88% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,100,000	1,117,912
UBS AG
2.49% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	1,100,469
Mizuho Financial Group, Inc.
3.23% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	650,000	660,223
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[2]	500,000	500,559
Macquarie Group Ltd.
3.64% (3 Month USD LIBOR + 1.35%) due 03/27/24[2,3]	450,000	454,615
Mitsubishi UFJ Financial Group, Inc.
3.89% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	247,000	255,900
Capital One North America
2.85% (3 Month USD LIBOR + 0.77%) due 09/13/19[2]	100,000	100,409
Total Financial		24,483,413
Consumer, Non-cyclical - 1.5%
CVS Health Corp.
2.69% (3 Month USD LIBOR + 0.63%) due 03/09/20[2]	550,000	552,062
2.78% (3 Month USD LIBOR + 0.72%) due 03/09/21[2]	500,000	503,757
Allergan Funding SCS
3.33% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	750,000	758,875
Zimmer Biomet Holdings, Inc.
2.93% (3 Month USD LIBOR + 0.75%) due 03/19/21[2]	700,000	700,849
Kraft Heinz Foods Co.
2.38% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	150,000	149,590
Total Consumer, Non-cyclical		2,665,133
Energy - 0.9%
Phillips 66
2.61% (3 Month USD LIBOR + 0.60%) due 02/26/21[2]	800,000	800,985
Equities Corp.
2.46% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	750,000	751,492
Total Energy		1,552,477
Industrial - 0.2%
Reynolds Group Issuer, Inc.
5.22% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	350,000	354,375
Communications - 0.0%
Discovery Communications LLC
2.91% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	100,000	100,473
Total Corporate Bonds
(Cost $29,084,575)		29,155,871
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2%
Residential Mortgage Backed Securities - 10.1%
CSMC Series
2014-7R, 1.77% (WAC) due 10/27/36[2,3]	1,306,184	1,293,156
2014-7R, 1.78% (WAC) due 12/27/37[2,3]	1,248,789	1,220,999
2014-2R, 1.82% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,071,819	1,012,235
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.01% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	1,794,632	1,732,845
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/37[2]	1,237,090	1,229,843
2006-NC1, 2.02% (1 Month USD LIBOR + 0.15%) due 05/25/36[2]	196,244	194,109
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	1,397,913	1,362,596
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[2]	1,307,574	1,242,773
GSAMP Trust
2005-HE6, 2.31% (1 Month USD LIBOR + 0.44%) due 11/25/35[2]	1,156,317	1,159,701
Encore Credit Receivables Trust
2005-4, 2.31% (1 Month USD LIBOR + 0.44%) due 01/25/36[2]	1,100,000	1,095,750

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2% (continued)
Residential Mortgage Backed Securities - 10.1% (continued)
Structured Asset Investment Loan Trust
2005-2, 2.61% (1 Month USD LIBOR + 0.74%) due 03/25/35[2]	547,426	$548,264
2005-1, 2.59% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	534,668	535,501
NovaStar Mortgage Funding Trust Series
2007-2, 2.07% (1 Month USD LIBOR + 0.20%) due 09/25/37[2]	1,099,984	1,068,318
Countrywide Asset-Backed Certificates
2006-6, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	1,079,332	1,056,306
CIT Mortgage Loan Trust
2007-1, 3.22% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	784,318	788,178
2007-1, 3.32% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	235,607	236,761
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.02% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	335,110	337,621
2016-C01, 3.82% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	327,243	329,079
GSMSC Resecuritization Trust
2014-3R, 1.80% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	423,484	414,694
Ellington Loan Acquisition Trust
2007-2, 2.82% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	264,759	265,103
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	220,230	220,227
New Century Home Equity Loan Trust Series
2005-C, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	206,136	205,636
Accredited Mortgage Loan Trust
2007-1, 2.00% (1 Month USD LIBOR + 0.13%) due 02/25/37[2]	102,605	102,137
Total Residential Mortgage Backed Securities		17,651,832
Commercial Mortgage Backed Securities - 2.1%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.65% (1 Month USD LIBOR + 0.75%) due 12/15/19[2,3]	1,500,000	1,500,938
Hospitality Mortgage Trust
2017-HIT, 2.56% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	1,300,000	1,302,441
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.69% (1 Month USD LIBOR + 2.10%) due 07/15/31[2,3]	858,639	858,227
Total Commercial Mortgage Backed Securities		3,661,606
Total Collateralized Mortgage Obligations
(Cost $21,089,940)		21,313,438
SENIOR FLOATING RATE INTERESTS††,2 - 1.5%
Technology - 0.8%
Ciena Corp.
4.32% (1 Month USD LIBOR + 2.50%) due 01/28/22	792,000	794,970
First Data Corp.
4.12% (1 Month USD LIBOR + 2.25%) due 04/26/24	581,671	582,328
Total Technology		1,377,298
Communications - 0.4%
Sprint Communications, Inc.
4.44% (3 Month USD LIBOR + 2.50%) due 02/02/24	643,500	643,230
Financial - 0.3%
Fly Leasing Ltd.
3.80% (1 Month USD LIBOR + 2.00%) due 02/09/23	593,063	593,063
Total Senior Floating Rate Interests
(Cost $2,604,301)		2,613,591
COMMERCIAL PAPER†† - 1.5%

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face
	Amount~	Value
COMMERCIAL PAPER††1.5% (continued)
CBS Corp.
2.15% due 04/16/18[4]	2,600,000	$2,597,671
Total Commercial Paper
(Cost $2,597,671)		2,597,671
REPURCHASE AGREEMENTS††,5 - 2.8%
Barclays
issued 03/27/18 at 2.18%
due 12/31/49	3,499,860	3,499,860
Bank of America Merrill Lynch
issued 02/15/18 at 2.24%
open maturity	1,378,000	1,378,000
Total Repurchase Agreements
(Cost $4,877,860)		4,877,860
Total Investments - 101.9%
(Cost $177,974,011)		$178,410,006
Other Assets & Liabilities, net - (1.9)%		(3,327,924)
Total Net Assets - 100.0%		$175,082,082

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Apprecation / Deprecation
Goldman Sachs	2,815,000	EUR	05/18/18	$3,515,287	$3,475,926	$39,361
Citigroup	3,950,000	BRL	04/02/18	1,214,196	1,196,679	17,517
Goldman Sachs	21,222,396	DKK	04/04/18	3,517,135	3,503,131	14,004
Citigroup	452,000,000	HUF	05/23/18	1,800,098	1,787,567	12,531
Morgan Stanley	370,000,000	JPY	06/04/18	3,503,536	3,491,772	11,764
J.P. Morgan	10,000,000	CSK	04/20/18	493,547	485,340	8,207
Deutsche Bank	1,450,000	EUR	04/06/18	1,792,570	1,784,605	7,965
Deutsche Bank	1,690,000	EUR	04/05/18	2,086,677	2,079,821	6,856
J.P. Morgan	625,000	BRL	04/02/18	196,201	189,348	6,853
Goldman Sachs	259,200	HUF	05/23/18	1,031,150	1,025,083	6,067
Goldman Sachs	2,165,000	EUR	05/31/18	2,680,421	2,675,878	4,543
Goldman Sachs	1,100,000	BRL	04/02/18	337,517	333,253	4,264
Bank of America Merrill Lynch	135,200,000	HUF	04/25/18	537,126	533,566	3,560
Goldman Sachs	875,000	EUR	04/25/18	1,081,745	1,078,554	3,191
Goldman Sachs	3,240,000	SEK	04/18/18	391,366	388,584	2,782
J.P. Morgan	48,880,000	HUF	04/25/18	194,964	192,904	2,060
J.P. Morgan	41,000,000	CSK	08/31/18	2,009,508	2,007,571	1,937
Goldman Sachs	562,000	EUR	04/06/18	693,417	691,688	1,729
Goldman Sachs	275,600,000	HUF	04/25/18	1,087,594	1,087,654	(60)
J.P. Morgan	5,000,000	CSK	04/06/18	241,284	242,287	(1,003)
Goldman Sachs	16,000,000	CSK	04/13/18	772,723	775,931	(3,208)
Goldman Sachs	1,370,000	EUR	04/05/18	1,674,107	1,686,009	(11,902)
J.P. Morgan	21,200,000	DKK	06/01/18	3,500,140	3,514,802	(14,662)
Goldman Sachs	665,000	EUR	04/13/18	797,637	818,915	(21,278)
Barclays	2,510,000	GBP	04/09/18	3,492,941	3,522,743	(29,802)
Goldman Sachs	31,700,000	MXN	07/19/18	1,673,609	1,714,925	(41,316)
						$31,960

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Apprecation / Deprecation
J.P. Morgan	3,972,000	BRL	04/02/18	$(1,202,303)	$1,203,345	$1,042
Citigroup	1,703,000	BRL	04/02/18	(516,734)	515,936	(798)
Citigroup	21,200,000	DKK	06/01/18	(3,528,100)	3,514,802	(13,298)
						$(13,054)
~	The face amount is denominated in U.S. dollars, unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 29, 2018.
2
Variable rate security.  Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $105,340,343 (cost $105,159,920), or 60.2% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See additional disclosure on page 41 for more information on repurchase agreements.
6	Zero Coupon Security

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
BRL	Brazilian Real
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$85,715,563	$—	$—	$85,715,563
Collateralized Mortgage Obligations	—	21,313,438	—	—	21,313,438
Commercial Paper	—	2,597,671	—	—	2,597,671
Corporate Bonds	—	29,155,871	—	—	29,155,871
Forward Foreign Currency Exchange Contracts	—	—	156,233	—	156,233
Foreign Government Debt	—	31,390,358	—	—	31,390,358
Money Market Fund	745,654	—	—	—	745,654
Repurchase Agreements	—	4,877,860	—	—	4,877,860
Senior Floating Rate Interests	—	2,613,591	—	—	2,613,591
Total Assets	$745,654	$177,664,352	$156,233	$—	$178,566,239

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$137,327	$—	$137,327
Total Liabilities	$—	$—	$137,327	$—	$137,327

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 29, 2018, the repurchase agreements in the joint account were as follows:
Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Variable Insurance Strategy Fund III	Barclays			XLIT Ltd.
	2.18%			4.81%
	Open Maturity	$ 3,499,860	$ 3,499,860	Perpetual Maturity	$ 3,789,000	$ 3,765,508

	Bank of America Merrill Lynch			BHMS Mortgage Trust
	2.24%			6.25%
	04/06/18	$ 1,378,000	$ 1,382,287	07/05/21	$ 1,723,000	$ 1,720,416
					$ 5,512,000	$ 5,485,924

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund I

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 29, 2018

ASSETS:
Investments, at value (cost $346,647,629)	$347,139,941
Repurchase agreements, at value (cost $7,353,180)	7,353,180
Cash	3,028,810
Unrealized appreciation on forward foreign currency exchange contracts	375,153
Prepaid expenses	341
Receivables:
Interest	1,019,986
Dividends	9,057
Fund shares sold	6,738
Other assets	1,529
Total assets	358,934,735
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	58,200
Payable for:
Securities purchased	6,500,000
Fund shares redeemed	6,320,000
Fund accounting/administration fees	8,770
Trustees' fees*	3,257
Transfer agent fees	742
Miscellaneous	257,333
Total liabilities	13,148,302
NET ASSETS	$345,786,433
NET ASSETS CONSIST OF:
Paid in capital	$344,907,144
Accumulated net investment loss	(343,310)
Accumulated net realized gain on investments	413,267
Net unrealized appreciation on investments	809,332
Net assets	$345,786,433
Capital shares outstanding	13,805,387
Net asset value per share	$25.05

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 29, 2018

ASSETS:
Investments, at value (cost $516,477,539)	$517,535,666
Repurchase agreements, at value (cost $10,296,520)	10,296,520
Cash	331,198
Segregated cash with broker	360,000
Unrealized appreciation on forward foreign currency exchange contracts	432,363
Prepaid expenses	356
Receivables:
Securities sold	2,600,000
Interest	1,727,073
Fund shares sold	20,000
Other assets	1,894
Total assets	533,305,070
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	311,326
Payable for:
Securities purchased	17,400,000
Fund shares redeemed	3,730,000
Fund accounting/administration fees	5,781
Trustees' fees*	84
Miscellaneous	250,042
Total liabilities	21,697,233
NET ASSETS	$511,607,837
NET ASSETS CONSIST OF:
Paid in capital	$510,389,127
Accumulated net investment loss	(694,597)
Accumulated net realized gain on investments	734,693
Net unrealized appreciation on investments	1,178,614
Net assets	$511,607,837
Capital shares outstanding	20,458,828
Net asset value per share	$25.01

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 29, 2018

ASSETS:
Investments, at value (cost $414,589,552)	$415,173,459
Repurchase agreements, at value (cost $11,683,000)	11,683,000
Cash	29,730
Segregated cash with broker	330,000
Unrealized appreciation on forward foreign currency exchange contracts	397,689
Prepaid expenses	198
Receivables:
Securities sold	10,595,145
Interest	1,210,134
Other assets	1,275
Total assets	439,420,630
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	284,790
Segregated cash due to broker	50,000
Payable for:
Securities purchased	19,500,000
Fund accounting/administration fees	5,451
Trustees' fees*	2,710
Transfer agent fees	1,204
Miscellaneous	91,006
Total liabilities	19,935,161
NET ASSETS	$419,485,469
NET ASSETS CONSIST OF:
Paid in capital	$418,590,169
Accumulated net investment loss	(433,549)
Accumulated net realized gain on investments	632,543
Net unrealized appreciation on investments	696,306
Net assets	$419,485,469
Capital shares outstanding	16,759,323
Net asset value per share	$25.03

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 29, 2018

ASSETS:
Investments, at value (cost $173,096,151)	$173,532,146
Repurchase agreements, at value (cost $4,877,860)	4,877,860
Cash	9,131
Unrealized appreciation on forward foreign currency exchange contracts	156,233
Prepaid expenses	112
Receivables:
Securities sold	4,504,491
Interest	539,203
Other assets	1,119
Total assets	183,620,295
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	137,327
Payable for:
Securities purchased	8,350,000
Fund accounting/administration fees	6,832
Trustees' fees*	688
Miscellaneous	43,366
Total liabilities	8,538,213
NET ASSETS	$175,082,082
NET ASSETS CONSIST OF:
Paid in capital	$174,273,580
Undistributed net investment income	94,653
Accumulated net realized gain on investments	259,257
Net unrealized appreciation on investments	454,592
Net assets	$175,082,082
Capital shares outstanding	6,971,719
Net asset value per share	$25.11

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 29, 2018

INVESTMENT INCOME:
Interest	$4,348,278
Dividends	44,143
Total investment income	4,392,421

EXPENSES:
Fund accounting/administration fees	49,862
Professional fees	40,312
Line of credit fees	21,549
Transfer agent fees	5,984
Custodian fees	5,500
Trustsees' fees	2,168
Miscellaneous	9,345
Total expenses	134,720
Net investment income	4,257,701

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,699,022
Foreign currency transactions	2,347
Forward currency exchange contracts	(2,257,938)
Net realized gain	443,431

Net change in unrealized appreciation (depreciation) on:
Investments	(1,217,647)
Foreign currency translations	(563)
Forward foreign currency exchange contracts	853,955
Net change in unrealized appreciation (depreciation)	(364,255)
Net realized and unrealized gain	79,176
Net increase in net assets resulting from operations	$4,336,877

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 29, 2018

INVESTMENT INCOME:
Interest	$5,698,602
Total investment income	5,698,602

EXPENSES:
Fund accounting/administration fees	49,863
Professional fees	41,090
Line of credit fees	27,509
Trustees' fees*	8,083
Transfer agent fees	5,984
Custodian fees	5,953
Miscellaneous	10,323
Total expenses	148,805
Net investment income	5,549,797

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,350,429
Foreign currency transactions	198,326
Forward currency exchange contracts	(2,814,044)
Net realized gain	734,711

Net change in unrealized appreciation (depreciation) on:
Investments	(764,573)
Foreign currency translations	(1,097)
Forward foreign currency exchange contracts	332,487
Net change in unrealized appreciation (depreciation)	(433,183)
Net realized and unrealized gain	301,528
Net increase in net assets resulting from operations	$5,851,325

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 29, 2018

INVESTMENT INCOME:
Interest	$4,347,235
Total investment income	4,347,235

EXPENSES:
Fund accounting/administration fees	49,863
Professional fees	32,402
Line of credit fees	18,675
Trustees' fees*	6,564
Transfer agent fees	5,984
Custodian fees	6,470
Miscellaneous	8,972
Total expenses	128,930
Net investment income	4,218,305

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,895,909
Foreign currency transactions	25,100
Forward currency exchange contracts	(2,288,458)
Net realized gain	632,551

Net change in unrealized appreciation (depreciation) on:
Investments	(224,482)
Foreign currency translations	(500)
Forward foreign currency exchange contracts	(97,070)
Net change in unrealized appreciation (depreciation)	(322,052)
Net realized and unrealized gain	310,499
Net increase in net assets resulting from operations	$4,528,804

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 29, 2018

INVESTMENT INCOME:
Interest	$1,961,090
Total investment income	1,961,090

EXPENSES:
Fund accounting/administration fees	39,996
Professional fees	27,103
Line of credit fees	7,300
Transfer agent fees	5,833
Trustees' fees*	5,025
Custodian fees	3,092
Miscellaneous	7,213
Total expenses	95,562
Net investment income	1,865,528

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,097,576
Foreign currency transactions	15,656
Forward currency exchange contracts	(906,464)
Net realized gain	206,768

Net change in unrealized appreciation (depreciation) on:
Investments	(183,557)
Foreign currency translations	(241)
Forward foreign currency exchange contracts	37,319
Net change in unrealized appreciation (depreciation)	(146,479)
Net realized and unrealized gain	60,289
Net increase in net assets resulting from operations	$1,925,817

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	March 29, 2018	September 30,
	(Unaudited)	2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,257,701	$7,226,029
Net realized gain on investments	443,431	998,353
Net change in unrealized appreciation (depreciation) on investments	(364,255)	1,111,251
Net increase in net assets resulting from operations	4,336,877	9,335,633

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,089,169)	(7,466,282)
Net realized gains	(153,119)	--
Total distributions to shareholders	(5,242,288)	(7,466,282)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	177,229,909	288,596,903
Distributions reinvested	4,163,601	5,842,305
Cost of shares redeemed	(261,293,267)	(277,088,268)
Net increase (decrease) from capital share transactions	(79,899,757)	17,350,940
Net increase (decrease) in net assets	(80,805,168)	19,220,291

NET ASSETS:
Beginning of period	426,591,601	407,371,310
End of period	$345,786,433	$426,591,601

Accumulated net investment loss/Undistributed net investment income at end of period	$(343,310)	$488,158

CAPITAL SHARE ACTIVITY:
Shares sold	7,065,480	11,530,262
Shares issued from reinvestment of distributions	166,007	233,065
Shares redeemed	(10,417,219)	(11,067,196)
Net increase (decrease) in shares	(3,185,732)	696,131

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,549,797	$9,215,529
Net realized gain on investments	734,711	944,800
Net change in unrealized appreciation (depreciation) on investments	(433,183)	1,244,585
Net increase in net assets resulting from operations	5,851,325	11,404,914

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,627,705)	(9,450,004)
Net realized gains	(264,627)	--
Total distributions to shareholders	(6,892,332)	(9,450,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	112,024,940	329,904,999
Distributions reinvested	5,607,304	7,307,219
Cost of shares redeemed	(98,814,438)	(204,968,051)
Net increase from capital share transactions	18,817,806	132,244,167
Net increase in net assets	17,776,799	134,199,077

NET ASSETS:
Beginning of period	493,831,038	359,631,961
End of period	$511,607,837	$493,831,038

Accumulated net investment loss/Undistributed net investment income at end of period	$(694,597)	$383,311

CAPITAL SHARE ACTIVITY:
Shares sold	4,474,843	13,200,185
Shares issued from reinvestment of distributions	224,045	292,323
Shares redeemed	(3,946,518)	(8,204,530)
Net increase in shares	752,370	5,287,978

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,218,305	$6,673,926
Net realized gain on investments	632,551	372,858
Net change in unrealized appreciation (depreciation) on investments	(322,052)	444,277
Net increase in net assets resulting from operations	4,528,804	7,491,061

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,645,842)	(6,816,001)
Net realized gains	(97,333)	--
Total distributions to shareholders	(4,743,175)	(6,816,001)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	126,401,954	115,479,977
Distributions reinvested	4,466,324	6,454,776
Cost of shares redeemed	(28,315,134)	(22,200,000)
Net increase from capital share transactions	102,553,144	99,734,753
Net increase in net assets	102,338,773	100,409,813

NET ASSETS:
Beginning of period	317,146,696	216,736,883
End of period	$419,485,469	$317,146,696

Accumulated net investment loss at end of period	$(433,549)	$(6,012)

CAPITAL SHARE ACTIVITY:
Shares sold	5,047,329	4,616,802
Shares issued from reinvestment of distributions	178,405	257,589
Shares redeemed	(1,130,671)	(887,693)
Net increase in shares	4,095,063	3,986,698

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year ended September 30, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,865,528	$3,783,214
Net realized gain on investments	206,768	183,412
Net change in unrealized appreciation (depreciation) on investments	(146,479)	303,373
Net increase in net assets resulting from operations	1,925,817	4,269,999

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,865,108)	(3,784,037)
Total distributions to shareholders	(1,865,108)	(3,784,037)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	27,597,892	10,449,955
Distributions reinvested	1,866,728	3,793,229
Cost of shares redeemed	(600,000)	(850,001)
Net increase from capital share transactions	28,864,620	13,393,183
Net increase in net assets	28,925,329	13,879,145

NET ASSETS:
Beginning of period	146,156,753	132,277,608
End of period	$175,082,082	$146,156,753

Undistributed net investment income at end of period	$94,653	$94,233

CAPITAL SHARE ACTIVITY:
Shares sold	1,098,973	416,822
Shares issued from reinvestment of distributions	74,328	151,384
Shares redeemed	(23,892)	(33,923)
Net increase in shares	1,149,409	534,283

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.11	$25.00	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.26	.43	.34	.28	.11
Net gain (loss) on investments (realized and unrealized)	.01	.13	.12	(.02)	(.05)
Total from investment operations	.27	.56	.46	.26	.06
Less distributions from:
Net investment income	(.32)	(.45)	(.34)	(.28)	(.12)
Net realized gains	(.01)	—	—	—	(.04)
Total distributions	(.33)	(.45)	(.34)	(.28)	(.16)
Net asset value, end of period	$25.05	$25.11	$25.00	$24.88	$24.90

Total Return[d]	1.07%	2.24%	1.95%	1.06%	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$345,786	$426,592	$407,371	$957,190	$659,541
Ratios to average net assets:
Net investment income (loss)	2.11%	1.73%	1.37%	1.14%	0.82%
Total expenses[e]	0.07%	0.08%	0.07%	0.04%	0.06%
Net expenses[e,f]	0.07%	0.08%	0.07%	0.04%	0.05%
Portfolio turnover rate	23%	65%	66%	46%	34%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total Return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.06	$24.94	$24.85	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.28	.56	.50	.37	.16
Net gain (loss) on investments (realized and unrealized)	.01	.14	.09	(.05)	(.06)
Total from investment operations	.29	.70	.59	.32	.10
Less distributions from:
Net investment income	(.33)	(.58)	(.50)	(.37)	(.17)
Net realized gains	(.01)	—	—	—	(.03)
Total distributions	(.34)	(.58)	(.50)	(.37)	(.20)
Net asset value, end of period	$25.01	$25.06	$24.94	$24.85	$24.90

Total Return[d]	1.18%	2.82%	2.40%	1.31%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$511,608	$493,831	$359,632	$354,071	$220,517
Ratios to average net assets:
Net investment income (loss)	2.21%	2.25%	2.01%	1.50%	1.19%
Total expenses[e]	0.06%	0.09%	0.09%	0.07%	0.14%
Net expenses[e,f]	0.06%	0.09%	0.09%	0.07%	0.12%
Portfolio turnover rate	25%	80%	53%	55%	24%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund Invests.
[f]	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.04	$24.98	$24.88	$24.91	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.27	.69	.62	.49	.22
Net gain (loss) on investments (realized and unrealized)	.03	.07	.10	(.03)	.08
Total from investment operations	.30	.76	.72	.46	.14
Less distributions from:
Net investment income	(.30)	(.70)	(.62)	(.49)	(.23)
Net realized gains	(.01)	—	—	—	(.00)[d]
Total distributions	(.31)	(.70)	(.62)	(.49)	(.23)
Net asset value, end of period	$25.03	$25.04	$24.98	$24.88	$24.91

Total Return[e]	1.19%	3.10%	2.94%	1.86%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$419,485	$317,147	$216,737	$157,688	$124,024
Ratios to average net assets:
Net investment income (loss)	2.19%	2.75%	2.51%	1.97%	1.15%
Total expenses[f]	0.07%	0.12%	0.12%	0.11%	0.24%
Net expenses[f,g]	0.07%	0.12%	0.12%	0.11%	0.21%
Portfolio turnover rate	24%	78%	37%	33%	25%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Amount is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.10	$25.01	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.29	.70	.60	.49	.21
Net gain (loss) on investments (realized and unrealized)	.01	.09	.13	(.02)	(.09)
Total from investment operations	.30	.79	.73	.47	.12
Less distributions from:
Net investment income	(.29)	(.70)	(.60)	(.49)	(.21)
Return of capital	—	—	—	—	(.01)
Total distributions	(.29)	(.70)	(.60)	(.49)	(.22)
Net asset value, end of period	$25.11	$25.10	$25.01	$24.88	$24.90

Total Return[d]	1.21%	3.20%	2.98%	1.89%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$175,082	$146,157	$132,278	$127,806	$125,138
Ratios to average net assets:
Net investment income (loss)	2.34%	2.80%	2.42%	1.96%	1.53%
Total expenses[e]	0.12%	0.15%	0.15%	0.12%	0.19%
Net expenses[e,f]	0.12%	0.15%	0.15%	0.12%	0.16%
Portfolio turnover rate	27%	76%	31%	41%	27%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 29, 2018, the Trust consisted of four Funds.

This report covers Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the "Funds"), each a diversified investment company.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies
March 29, 2018 represents the last day during the Funds’ semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value ("NAV") calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of a Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures the Valuation Committee and the GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Loans
Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 29, 2018.

(d) Interests in Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

e) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts change in value is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(f) Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend

NOTES TO FINANCIAL STATEMENTS (Unaudited)

and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fi scal period end, resulting from changes in exchange rates.

(g) Security Transactions and paydowns
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains.  The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions
Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(i) Expenses
Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(j) Earnings Credits
Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(k) Cash
The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(l) Indemnifications
Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use, and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund I	Hedge	$73,421,060	$5,965,925
Guggenheim Strategy Fund II	Hedge	105,751,091	6,853,586
Guggenheim Strategy Fund III	Hedge	91,593,790	9,039,527
Guggenheim Variable Insurance Strategy Fund III	Hedge	34,490,975	3,257,769

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 29, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 29, 2018:

Fund	Forward Foreign Currency Exchange Risk	Total Value at March 29, 2018
Asset Derivative Investments Value
Guggenheim Strategy Fund I	$375,153	$375,153
Guggenheim Strategy Fund II	432,363	432,363
Guggenheim Strategy Fund III	397,689	397,689
Guggenheim Variable Insurance Strategy Fund III	156,233	156,233

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Liability Derivative Investments Value

Fund	Forward Foreign Currency Exchange Risk	Total Value at March 29, 2018
Guggenheim Strategy Fund I	$58,200	$58,200
Guggenheim Strategy Fund II	311,326	311,326
Guggenheim Strategy Fund III	284,790	284,790
Guggenheim Variable Insurance Strategy Fund III	137,327	137,327

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 29, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 29, 2018:

Fund	Forward Foreign Currency Exchange Risk	Total
Realized Gain(Loss) on Derivative Investments Recognized on the Statements of Operations
Guggenheim Strategy Fund I	$(2,257,938)	$(2,257,938)
Guggenheim Strategy Fund II	(2,814,044)	(2,814,044)
Guggenheim Strategy Fund III	(2,288,458)	(2,288,458)
Guggenheim Variable Insurance Strategy Fund III	(906,464)	(906,464)

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statements of Operations
Guggenheim Strategy Fund I	$853,955	$853,955
Guggenheim Strategy Fund II	332,487	332,487
Guggenheim Strategy Fund III	(97,070)	(97,070)
Guggenheim Variable Insurance Strategy Fund III	37,319	37,319

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypotheticated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Guggenheim Strategy Fund I
Forward currency exchange contracts		$375,153	$—	$375,153	$(34,563)	$—	$340,590
Guggenheim Strategy Fund II
Forward currency exchange contracts		451,529	—	451,529	(230,874)	—	220,655
Guggenheim Strategy Fund III
Forward currency exchange contracts		397,689	—	397,689	(204,367)	(28,298)	165,024
Guggenheim Variable Insurance Strategy Fund III
Forward currency exchange contracts		156,233	—	156,233	(105,702)	—	50,531

NOTES TO FINANCIAL STATEMENTS (Unaudited)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Guggenheim Strategy Fund I
Forward currency exchange contracts		$58,200	$—	$58,200	$(34,563)	$—	$23,637
Guggenheim Strategy Fund II
Forward currency exchange contracts		330,492	—	330,492	(230,874)	(11,757)	87,861
Guggenheim Strategy Fund III
Forward currency exchange contracts		284,790	—	284,790	(204,367)	—	80,423
Guggenheim Variable Insurance Strategy Fund III
Forward currency exchange contracts		137,327	—	137,327	(105,072)	—	32,255

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	Goldman Sachs Group	Forward Currency Contracts	$ 100,000	$ -
	JP Morgan Chase and Co.	Forward Currency Contracts	260,000	-
Guggenheim Strategy Fund II Total			$ 360,000	-
Guggenheim Strategy Fund III	Morgan Stanley	Forward Currency Contracts	$ -	$ 50,000
	Goldman Sachs Group	Forward Currency Contracts	330,000	-
Guggenheim Strategy Fund III Total			$ 330,000	50,000

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
 The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 5 – Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in an affiliated fund, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 29, 2018, the Funds did not waive fees or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust's administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management and out of pocket expenses.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 6 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Strategy Fund I	$354,000,809	$1,235,861	$(426,596)	$809,265
Guggenheim Strategy Fund II	526,774,059	1,959,932	(780,768)	1,179,164
Guggenheim Strategy Fund III	426,272,553	1,425,857	(729,051)	696,806
Guggenheim Variable Insurance Strategy Fund III	177,974,011	727,498	(272,597)	454,901

Note 7 – Securities Transactions
For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$63,358,341	$79,726,792
Guggenheim Strategy Fund II	117,235,533	90,418,884
Guggenheim Strategy Fund III	132,594,067	67,354,035
Guggenheim Variable Insurance Strategy Fund III	43,705,423	34,042,120

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 29, 2018, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

	Purchases	Sales	Realized Loss
Guggenheim Strategy Fund II	$351,866.00	$-	$-
Guggenheim Strategy Fund III	804,264.00	-	-
Guggenheim Variable Insurance Strategy Fund III	150,800.00	361,813	(389)

Note 8 – Line of Credit

The Trust, and certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed with an increased commitment amount of $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund's investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank's "base rate", LIBOR plus 1%, or the federal funds rate 1.68% at March 29, 2018, plus 1/2 of 1%. The funds that participate in the line of credit, including the Funds, paid aggregate upfront costs of $982,952 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 29, 2018.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under "Line of credit fees".

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees
Randall C. Barnes (1951)	Trustee	Since 2013	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 2013	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2013	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2013	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2013	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51
Current: PPM Fund Board (2018 – present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Maynard F. Oliverius (1943)	Trustee	Since 2013	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2013	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Former: Bennett Group of Funds (2011-2013);

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED Trustee
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2007 (Vice President) Since 2014 (Chief Legal Officer)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Exceutive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) ("Interested Trustee) of the Trust because of her affiliation with Guggenheim Investment.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS continued
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting and Treasurer	Since 2013
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017
Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are
This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).
Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You
Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You
We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information
The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.
In addition to the specific uses described above, we also use your information in the following manner:
•	We use your information in connection with servicing your accounts.
•	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.
•	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.
•	We use information for security purposes. We may use your information to protect our company and our customers.
•
We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

•	We use information as otherwise permitted by law, as we may notify you.
•
Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.
We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.
We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).
If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices
The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.
European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.
Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online
We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com –by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention
We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors
If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.
In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed
If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.
We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

Item 2.  Code of Ethics.
Not required at this time.

Item 3.  Audit Committee Financial Expert.
Not required at this time.

Item 4.  Principal Accountant Fees and Services.
Not required at this time.

Item 5.  Audit Committee of Listed Registrants.
Not applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.
Not Applicable
Item 13.  Exhibits.
(a)(1)  Not Applicable
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:         /s/ Brian E. Binder
Name: Brian E. Binder
Title:   President and Chief Executive Officer
 Date:  May 29, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:        /s/ Brian E. Binder
Name: Brian E. Binder
Title:   President and Chief Executive Officer
Date:   May 29, 2018
By:         /s/ John L. Sullivan
Name: John L. Sullivan
Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   May 29, 2018